[GRAPHIC LOGO OMITTED]
                                                                         CONSECO

ACHIEVEMENT SERIES
AND
EDUCATOR SERIES
FIXED AND VARIABLE ANNUITY


                                   MAY 1, 1998
                                    PROSPECTUS
                        GREAT AMERICAN RESERVE
                    VARIABLE ANNUITY ACCOUNT E

               Issued by Great American Reserve Insurance Company

                    This cover is not part of the prospectus

                                                          GREAT AMERICAN RESERVE
                                                                  1998 Account E
                                                    Individual and Group Annuity
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                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E
             INDIVIDUAL & GROUP VARIABLE DEFERRED ANNUITY CONTRACTS
                                   OFFERED BY
                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                             ADMINISTRATIVE OFFICE:
                 11815 N. PENNSYLVANIA STREET, CARMEL, IN 46032
                                 (317) 817-3700

   The Individual and Group Flexible Purchase Payment Variable Deferred Annuity Contracts (the "Contracts") described by this Prospectus are offered by Great American Reserve Insurance Company ("Great American Reserve"). The Contracts are designed for use in retirement planning. Purchase Payments received with respect to the Contracts (subject to certain deductions) are deposited by Great American Reserve in the separate investment account entitled Great American Reserve Variable Annuity Account E (the "Variable Account") for further investment or in the general account of Great American Reserve.

   The Variable Account is a unit investment trust separate account. The Variable Account consists of 40 sub-accounts ("Sub-accounts"), each of which invests in shares of the eligible open-end management investment companies ("Funds"). The Sub-accounts invest in shares of the following Funds: the Conseco Series Trust Asset Allocation, Common Stock, Corporate Bond, Government Securities and Money Market Portfolios; the Alger American Fund Growth, Leveraged AllCap, MidCap Growth and Small Capitalization Portfolios; the American Century Variable Portfolios, Inc. VP Income and Growth, VP International and VP Value Funds; the Berger Institutional Products Trust Berger IPT - 100, Berger IPT - Growth and Income, Berger IPT - Small Company Growth, and Berger/BIAM IPT - International Funds; The Dreyfus Socially Responsible Growth Fund, Inc.; the Dreyfus Stock Index Fund; the Dreyfus Variable Investment Fund, Inc. Disciplined Stock and International Value Portfolios; the Federated Insurance Series High Income Bond II, International Equity II and Utility II Funds; the INVESCO Variable Investment Funds, Inc. INVESCO VIF - High Yield and INVESCO VIF - Industrial Income Portfolios; the Janus Aspen Series Aggressive Growth, Growth and Worldwide Growth Portfolios; the Lazard Retirement Series, Inc. Lazard Retirement Equity and Lazard Retirement Small Cap Portfolios; the Lord Abbett Series Fund, Inc. Growth and Income Portfolio; the Mitchell Hutchins Series Trust Growth and Income Portfolio; the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios; the Strong Opportunity Fund II, Inc. Opportunity Fund II; the Strong Variable Insurance Funds, Inc. Growth Fund II; and the Van Eck Worldwide Insurance Trust Worldwide Bond, Worldwide Emerging Markets, Worldwide Hard Assets and Worldwide Real Estate Funds.

   TEN OF THESE FUNDS, INCLUDING THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. INCOME AND GROWTH FUND, THE INVESCO VARIABLE INVESTMENT FUNDS, INC. INVESCO VIF
- HIGH YIELD AND INVESCO VIF - INDUSTRIAL INCOME PORTFOLIOS; THE DREYFUS VARIABLE INVESTMENT FUND, INC. INTERNATIONAL VALUE AND DISCIPLINED STOCK PORTFOLIOS; THE LAZARD RETIREMENT SERIES, INC. LAZARD RETIREMENT EQUITY AND LAZARD RETIREMENT SMALL CAP PORTFOLIOS; THE MITCHELL HUTCHINS SERIES TRUST GROWTH AND INCOME PORTFOLIO; AND THE VAN ECK WORLDWIDE INSURANCE TRUST WORLDWIDE HARD ASSETS AND WORLDWIDE REAL ESTATE FUNDS, WILL BE AVAILABLE FOR THE FIRST TIME UNDER THE CONTRACTS ON MAY 1, 1998. THE AVAILABILITY OF SUCH FUNDS MAY BE DELAYED BEYOND MAY 1, 1998, PENDING RECEIPT OF STATE APPROVALS. BEFORE INVESTING IN ANY OF THE SUB-ACCOUNTS, CAREFULLY REVIEW THE PROSPECTUSES OF THE ELIGIBLE FUNDS.

   This Prospectus contains information regarding the Contracts which investors should know before investing. It should be read and be retained for future reference. A Statement of Additional Information, incorporated herein by reference and dated May 1, 1998, has been filed with the Securities and Exchange Commission ("SEC"). Investors can obtain a free copy by contacting Great American Reserve at the address or telephone number given above. The Table of Contents of the Statement of Additional Information appears in this Prospectus on page 28. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding companies that file electronically with the SEC.

   INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   Investors should read and retain this Prospectus for future reference.

   The date of this Prospectus is May 1, 1998.

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                                TABLE OF CONTENTS

                                                            PAGE

    DEFINITIONS ...........................................   3

    SUMMARY................................................   3

    FEE TABLE..............................................   4

    CONDENSED FINANCIAL INFORMATION........................  10

    GREAT AMERICAN RESERVE, VARIABLE ACCOUNT,
    AND THE INVESTMENT OPTIONS.............................  13

A.  GREAT AMERICAN RESERVE.................................  13

B.  VARIABLE ACCOUNT.......................................  13

C.  INVESTMENT OPTIONS.....................................  13
     Voting Rights.........................................  16

    THE CONTRACTS..........................................  16

A.  ACCUMULATION PROVISIONS................................  16
     Purchase Payments.....................................  16
     Allocation of Purchase Payments.......................  16
     Accumulation Units....................................  16
     Value of an Individual Account........................  16
     Net Investment Factor for Each Valuation Period.......  17
     Information on the Fixed Account......................  17
     Transfer Among Investment Options.....................  17
     Dollar Cost Averaging.................................  18
     Rebalancing...........................................  18
     Sweeps................................................  18
     Withdrawals...........................................  18
     Systematic Withdrawal Plan............................  18
     Loans.................................................  19
     Contract Charges......................................  19
     Withdrawal Charge.....................................  19
     Administrative Charges................................  19
     Mortality and Expense Risk Charge.....................  20
     Reduction or Elimination of Contract Charges..........  20
     Premium Taxes.........................................  20
     Other Charges.........................................  20
     Death Benefit Before Maturity Date....................  20
     Options Upon Termination of Participation
       in the Plan (For Group Contracts Only)..............  20
     Restrictions Under Optional Retirement Programs.......  21
     Restrictions Under Section 403(b) Plans...............  21

B.  SETTLEMENT PROVISIONS..................................  21
     Optional Annuity Period Elections.....................  21
     Annuity Options.......................................  21
     Proceeds Applied to an Annuity Option.................  22
     Determination of Amount of the First
       Monthly Variable Annuity Payment....................  22
     Value of an Annuity Unit..............................  22
     Amounts of Subsequent Monthly Variable
       Annuity Payments....................................  22
     Transfers After Maturity Date.........................  23
     Death Benefit On or After Maturity Date...............  23

C.  OTHER CONTRACT PROVISIONS..............................  23
     Ten-Day Right to Review...............................  23
     Ownership.............................................  23
     Modification..........................................  23
     Company Approval......................................  24

    FEDERAL TAX STATUS.....................................  24

    GENERAL MATTERS........................................  28

    PERFORMANCE INFORMATION................................  28

    DISTRIBUTION OF CONTRACTS..............................  28

    CONTRACT OWNER INQUIRIES...............................  28

    LEGAL PROCEEDINGS......................................  28

    OTHER INFORMATION......................................  28

    TABLE OF CONTENTS OF THE STATEMENT OF
    ADDITIONAL INFORMATION.................................  28

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity

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DEFINITIONS

   ACCUMULATION UNIT: An accounting unit of measure used to calculate the values before the Maturity Date.

   ANNUITANT: The person upon whose life the Contract is issued.

   ANNUITY: A series of payments for life; or for life with a minimum number of payments certain; or for a certain period; or for a certain payment amount.

   ANNUITY UNIT: An accounting unit of measure used to calculate the amount of annuity payments.

   CONTRACT VALUE: The total of your Individual Account values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account.

   CONTRACT YEAR: A period of 12 months commencing with the effective date of your Contract.

   FIXED ACCOUNT: The general account of Great American Reserve in which you may choose to allocate Purchase Payments and Contract Values. It provides guaranteed values and periodically adjusted interest rates.

   GREAT AMERICAN RESERVE: Great American Reserve Insurance Company. Also referred to as "we" or "us".

   INDIVIDUAL ACCOUNT: The record established by Great American Reserve which represents a Contract Owner's interest in an Investment Option prior to the Maturity Date.

   INVESTMENT OPTIONS: The investment choices available to Contract Owners.

   MATURITY DATE: The date on which annuity payments of the Contract begin.

   OWNER(S) OR CONTRACT OWNER(S): The person, persons (co-owner) or entity entitled to all of the ownership rights under the Contract. Also referred to as "you" or "yours".

   PARTICIPANT: (For group contracts only) Any eligible person participating in a plan and for whom an Individual Account is established under a Contract.

   PLAN: A voluntary program of an employer that qualifies for special tax treatment.

   PURCHASE PAYMENTS: Premium payments made to Great American Reserve under the terms of the Contract.

   VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

   VARIABLE ACCOUNT (GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E): A separate account established pursuant to the insurance laws of Texas. Assets attributable to the variable portions of contracts are segregated from other assets of Great American Reserve and are held in the Great American Reserve Variable Annuity Account E.

   VARIABLE ANNUITY: An annuity which provides retirement payments which vary in dollar amount with investment results.

SUMMARY

   THE CONTRACTS. The Contracts offered by this Prospectus are tax-deferred flexible purchase payment individual or group variable annuity contracts. The Contracts provide for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. Except as specifically noted herein and set forth under the caption "Information on the Fixed Account" this Prospectus describes only the variable portion of the Contracts.

   RETIREMENT PLANS. The Contracts may be issued pursuant to either non-qualified retirement plans or plans qualifying for special income tax treatment under the Internal Revenue Code (the "Code"), such as individual retirement annuities ("IRAs"), pension and profit sharing plans, tax-sheltered annuities ("TSAs"), and state and local government deferred compensation plans (see "Federal Tax Status").

   PURCHASE PAYMENTS. The Contracts permit Purchase Payments to be made on a flexible purchase payment basis. For TSAs, the minimum initial payment and amount for each subsequent payment is $50 per month. For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional payment is $50. For non-qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum payment is $2,000 (or $200 per month). Purchase Payments may be made at any time, except that if a Purchase Payment exceeds $500,000, it will be accepted only with the prior approval of Great American Reserve (see "Purchase Payments").

   INVESTMENT OPTIONS. Purchase Payments may be allocated among the 40 Investment Options available under the Contracts: 40 variable Investment Options and one fixed option. The 40 variable Investment Options consist of Sub-accounts which invest in shares of the following Funds: the Conseco Series Trust Asset Allocation, Common Stock, Corporate Bond, Government Securities and Money Market Portfolios; the Alger American Fund, Growth, Leveraged AllCap, MidCap Growth and Small Capitalization Portfolios; the American Century Variable Portfolios, Inc. VP Income and Growth, VP International and VP Value Funds; the Berger Institutional Products Trust Berger IPT - 100, Berger IPT - Growth and Income, Berger IPT - Small Company Growth, and Berger/BIAM IPT - International Funds; The Dreyfus Socially Responsible Growth Fund, Inc.; the Dreyfus Stock Index
Fund; the Dreyfus Variable Investment Fund, Inc. Disciplined Stock and International Value Portfolios; the Federated Insurance Series High Income Bond II, International Equity II and Utility II Funds; the INVESCO Variable Investment Funds, Inc. INVESCO VIF - High Yield and INVESCO VIF - Industrial Income Portfolios; the Janus Aspen Series Aggressive Growth, Growth and Worldwide Growth Portfolios; the Lazard Retirement Series, Inc. Lazard Retirement Equity and Lazard Retirement Small Cap Portfolios; the Lord Abbett Series Fund, Inc. Growth and Income Portfolio; the Mitchell Hutchins Series Trust Growth and Income Portfolio; the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios; the Strong Opportunity Fund II, Inc. Opportunity Fund II; the Strong Variable Insurance Funds, Inc. Growth Fund II; and the Van Eck Worldwide Insurance Trust Worldwide Bond, Worldwide Emerging Markets, Worldwide Hard Assets and Worldwide Real Estate Funds (see the accompanying prospectuses of the eligible Funds). The portion of the Contract Value in the Variable Account will reflect the investment performance of the Investment Options selected (see "Variable Account"). Purchase Payments may also be allocated to the Fixed Account (see "Information on the Fixed Account"). Subject to certain regulatory limitations, Great American Reserve may elect to add, subtract or substitute investment options.

   TRANSFERS. Prior to the Maturity Date, amounts may be transferred among the Variable Account Investment Options and from the Variable Account Investment Options to the Fixed Account Investment Option without charge. In addition, amounts may be transferred prior to the Maturity Date from the Fixed Account Investment Option to the Variable Account Investment Options, subject to a limit of 20 percent of the Fixed Account value per any six-month period (see "Information on the Fixed Account"). After the

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Maturity Date, transfers are not permitted from variable annuity options to fixed annuity options or from fixed annuity options to variable annuity options. Great American Reserve may impose certain additional limitations on transfers (see "Transfers Among Investment Options" and "Transfers After Maturity Date"). Transfer privileges may also be used under special services offered by Great American Reserve to dollar cost average an investment in the Contract (see "Dollar Cost Averaging"), transfer earnings from the Fixed Account to another Investment Option (see "Sweeps"), or rebalance an Investment Option on a periodic basis (see "Rebalancing").

   WITHDRAWALS. Prior to the earlier of the Maturity Date or the death of the Annuitant, the Contract Owner may withdraw all or a portion of the Contract Value. The amount withdrawn from any Individual Account must be at least $250 or, if less, the entire balance of the Individual Account. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $500, the withdrawal request may be treated as a request to withdraw the entire Contract Value (see "Withdrawals"). A withdrawal charge and an administrative fee may be imposed (see "Withdrawal Charge"). A withdrawal may also be subject to income taxes and a penalty tax (see "Federal Tax Status"). Withdrawal privileges may also be exercised pursuant to Great American Reserve's systematic withdrawal plan (see "Systematic Withdrawal Plan").

   LOANS. Your Contract may contain a loan provision issued in connection with certain qualified plans. Owners of such Contracts may be eligible to obtain loans using the Contract as the only security for the loan (see "Loans").

   DEATH BENEFIT BEFORE MATURITY DATE. Generally, if the Annuitant or Owner dies before the Maturity Date, Great American Reserve will pay to the beneficiary the minimum death benefit less any outstanding loans (see "Death Benefit Before Maturity Date").

   ANNUITY PAYMENTS. Great American Reserve offers a variety of fixed and variable annuity options. Periodic annuity payments will begin on the Maturity Date. The Contract Owner selects the Maturity Date, frequency of payment and annuity option (see "Settlement Provisions").

   TEN-DAY REVIEW. Within 10 days of receipt of a Contract (or the period required in your state), a Contract Owner may cancel the Contract by returning it to Great American Reserve (see "Ten-Day Right to Review").

   TAXES. There is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution. The penalty is not imposed under certain circumstances. In addition, the Contract provides that upon the death of the Annuitant prior to the Maturity Date, the death proceeds will be paid to the beneficiary. Such payments upon the death of the Annuitant who is not the Contract Owner as in the case of certain Non-Qualified Contracts, do not qualify for the death of Contract Owner exception to the ten percent distribution penalty unless the beneficiary is 591/2 or one of the other exceptions to the penalty applies. (See "Federal Tax Status - Tax Treatment of Withdrawals - Non-Qualified Contracts and Tax Treatment of Withdrawals - Qualified Contracts.")

   For TSA Contracts, withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in the Internal Revenue
Code) are limited to circumstances only when the Contract Owner attains age 59 1/2, separates from service, dies, becomes disabled, in the case of hardship or made pursuant to a qualified domestic relations order. Withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. (See "Federal Tax Status - Tax-Sheltered Annuities - Withdrawal Limitations.")

   CHARGES AND DEDUCTIONS. The following fee table and examples are designed to assist Contract Owners in understanding the various expenses that Contract Owners bear directly and indirectly. The table reflects expenses of the Variable Account and the underlying Portfolios. The items listed under "Contract Owner Transaction Expenses" and "Variable Account Annual Expenses" are described in this Prospectus (see "Contract Charges"). The items listed under "Annual Fund Expenses" are described in detail in the accompanying prospectuses of the eligible Funds to which reference should be made.

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FEE TABLE
CONTRACT OWNER TRANSACTION EXPENSES(1)
  Sales Charge Imposed on Purchases...............................................   None
  Exchange Fee....................................................................   None
  Surrender Fee...................................................................   None
  Deferred Sales Load (as a percentage of purchase payments)(2)
    First and Second Year.........................................................     9%
    Third Year....................................................................     8%
    Fourth Year...................................................................     7%
    Fifth Year....................................................................     5%
    Sixth Year....................................................................     3%
    Seventh Year or More..........................................................     0%
Annual Administrative Fee(2)......................................................    $30

VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)
  Mortality and Expense Risk Fees.................................................  1.25%
  Administrative Charge...........................................................  0.15%
Total Annual Expenses of the Variable Account(2)..................................  1.40%
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(1)Premium taxes are not shown. Any premium tax due may be deducted from Purchase Payments or from Individual Account values at the Maturity Date or at such other time based on the sole discretion of Great American Reserve. The current range of premium taxes in jurisdictions in which the Contracts are made available is from 0 percent to 3.5 percent.

(2)Great American Reserve may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when Great American Reserve expects to incur lower sales and administrative expenses or perform fewer services (see "Reduction or Elimination of Contract Charges"). Great American Reserve will waive the annual administrative fee if the Owner's Individual Account value is $25,000 or greater.

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
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ANNUAL FUND EXPENSES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF A PORTFOLIO)

                                                                                                            TOTAL ANNUAL
                                                                                           OTHER EXPENSES    PORTFOLIO
                                                                                           (AFTER EXPENSE    EXPENSES
                                                                                            REIMBURSEMENT  (AFTER EXPENSE
                                                                   MANAGEMENT         12b-1  FOR CERTAIN  REIMBURSEMENT FOR
                                                                      FEES            FEES   PORTFOLIOS)  CERTAIN PORTFOLIOS)
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CONSECO SERIES TRUST (1)
Asset Allocation Portfolio (2).................................        0.55%           --        0.20%          0.75%
Common Stock Portfolio (2).....................................        0.60%           --        0.20%          0.80%
Corporate Bond Portfolio.......................................        0.50%           --        0.20%          0.70%
Government Securities Portfolio................................        0.50%           --        0.20%          0.70%
Money Market Portfolio (2).....................................        0.25%           --        0.20%          0.45%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio................................        0.75%           --        0.04%          0.79%
Alger American Leveraged AllCap Portfolio (3)..................        0.85%           --        0.15%          1.00%
Alger American MidCap Growth Portfolio.........................        0.80%           --        0.04%          0.84%
Alger American Small Capitalization Portfolio..................        0.85%           --        0.04%          0.89%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth.............................................        0.70%           --         0.0%          0.70%
VP International...............................................        1.50%           --         0.0%          1.50%
VP Value.......................................................        1.00%           --         0.0%          1.00%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund (4)........................................       0.00%           --        1.00%          1.00%
Berger IPT--Growth and Income Fund (4)..........................       0.00%           --        1.00%          1.00%
Berger IPT--Small Company Growth Fund (4).......................       0.00%           --        1.15%          1.15%
Berger/BIAM IPT--International Fund (4).........................       0.00%           --        1.20%          1.20%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC...............       0.75%           --        0.07%          0.82%

DREYFUS STOCK INDEX FUND........................................       0.25%           --        0.03%          0.28%

DREYFUS VARIABLE INVESTMENT FUND
Disciplined Stock Portfolio.....................................       0.75%                     0.27%          1.02%
International Value Portfolio...................................       1.00%                     0.42%          1.42%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II (5)..........................       0.51%           --        0.29%          0.80%
Federated International Equity Fund II (5)......................       0.02%           --        1.21%          1.23%
Federated Utility Fund II (5)...................................       0.48%           --        0.37%          0.85%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Portfolio (6)..........................       0.60%           --        0.27%          0.87%
INVESCO VIF - Industrial Income Portfolio (6)...................       0.75%           --        0.20%          0.95%

JANUS ASPEN SERIES
Aggressive Growth Portfolio (7).................................       0.73%           --        0.03%          0.76%
Growth Portfolio (7)............................................       0.65%           --        0.05%          0.70%
Worldwide Growth Portfolio (7)..................................       0.66%           --        0.08%          0.74%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio (8) .........................       0.75%        0.25%        0.50%          1.50%
Lazard Retirement Small Cap Portfolio (8).......................       0.75%        0.25%        0.50%          1.50%

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio (9).................................       0.50%        0.15%        0.02%          0.67%

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio.....................................       0.70%           --        0.88%          1.58%

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (10)
Limited Maturity Bond Portfolio.................................       0.65%           --        0.12%          0.77%
Partners Portfolio..............................................       0.80%           --        0.06%          0.86%

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II.............................................       1.00%           --        0.15%          1.15%

STRONG VARIABLE INSURANCE FUNDS, INC.
Growth Fund II (11).............................................       1.00%           --        0.20%          1.20%

VAN ECK WORLDWIDE INSURANCE TRUST (12)
Worldwide Bond Fund.............................................       1.00%           --        0.12%          1.12%
Worldwide Emerging Markets Fund.................................       1.00%           --       (0.20%)         0.80%
Worldwide Hard Assets Fund......................................       1.00%           --        0.17%          1.17%
Worldwide Real Estate Fund......................................       0.00%           --        1.00%          1.00%


                                                                                                                    5

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   (1) Conseco Capital Management, Inc., the investment adviser of Conseco Series Trust, has voluntarily agreed to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each listed Portfolio, as long as such reimbursement would not result in a Portfolio's inability to qualify as a regulated investment company under the Code: 0.75% for the Asset Allocation Portfolio; 0.80% for the Common Stock Portfolio; 0.70% for the Corporate Bond Portfolio and Government Securities Portfolio; and 0.45% for the Money Market Portfolio. The total percentages in the above table is after reimbursement. In the absence of expense reimbursement, the total fees and expenses in 1997 would have totaled: 0.84% for the Asset Allocation Portfolio; 0.80% for the Common Stock Portfolio; 0.77% for the Corporate Bond Portfolio; 0.92% for the Government Securities Portfolio; and 0.52% for the Money Market Portfolio.

   (2) Conseco Capital Management, Inc., since January 1, 1993, has voluntarily waived its management fees in excess of the annual rates set forth above. Absent such fee waivers, the management fees would be: .65% for the Asset Allocation Portfolio; .65% for the Common Stock Portfolio; and .50% for the Money Market Portfolio.

   (3) The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes .04% of interest expense.

   (4) The Funds' investment advisers have voluntarily agreed to waive their advisory fee and have voluntarily reimbursed the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--100 Fund and the Berger IPT-- Growth and Income Fund exceed 1.00%, the normal operating expenses in any fiscal year of the Berger IPT--Small Company Growth Fund exceed 1.15%, the normal operating expenses of the Berger/BIAM IPT - International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the voluntary waiver and reimbursement, the Management Fee for the Berger IPT--100 Fund, Berger IPT--Growth and Income Fund, the Berger IPT--Small Company Growth Fund and the Berger/BIAM IPT - International Fund would have been .75%, .75%, .90%, and .90% respectively, and their Total Annual Portfolio Expenses would have been 9.18%, 9.62%, 5.81% and 3.83%, respectively.

   (5) In the absence of a voluntary waiver by Federated Advisers, the Funds' investment adviser, the Management Fee and Total Annual Portfolio Expenses would have been 0.60% and .89%, respectively, for High Income Bond Fund II and 0.75% and 1.12%, respectively, for Utility Fund II. Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Advisers, the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 1.00% and 2.21%, respectively.

   (6) Certain expenses are being absorbed voluntarily by the investment adviser and sub-adviser. Total expenses (after expenses were absorbed but before any expense offset arrangement) of the INVESCO VIF - High Yield Portfolio and INVESCO VIF - Industrial Income Portfolio for the year ended December 31, 1997 amounted to 0.83% and 0.91%, respectively, of each Portfolio's average net assets. In the absence of such voluntary expense limitation, the total operating expenses of the INVESCO VIF - High Yield Portfolio and INVESCO VIF - Industrial Income Portfolio for the fiscal period ended December 31, 1997 would have been 0.94% and 0.97%, respectively, of each Portfolio's average net assets.

   It should be noted that the Portfolio's actual expenses were lower than the figures shown because the Portfolio's custodian fees and pricing expenses were reduced under expense offset arrangements. However, as a result of an SEC requirement for mutual funds to state their total operating expenses without crediting any such expense offset arrangements, the figures shown above do not reflect these reductions.

   (7) The expense figures shown are net of certain fee waivers or reductions from Janus Capital Corporation, the investment adviser of the Janus Aspen Series. Without such waivers or reductions, the total fees and expenses in 1997 would have totaled: 0.78% for Aggressive Growth; 0.78% for Growth; and 0.81% for Worldwide Growth.

   (8) Lazard Asset Management, the Fund's investment adviser, has voluntarily agreed to reimburse all expenses, including management fees, in excess of 1.50% of the average annual net assets of the Portfolio.

   (9) The Growth and Income Portfolio of Lord Abbett Series Fund, Inc. has a 12b-1 plan which provides for payments to Lord, Abbett & Co. for remittance to a life insurance company for certain distribution expenses (see the Fund Prospectus). The 12b-1 plan provides that such remittances, in the aggregate, will not exceed .15%, on an annual basis, of the daily net asset value of shares of the Growth and Income Portfolio. For the year ending December 31, 1998, the 12b-1 fees are estimated to be .15%. The examples below for this Portfolio reflect the estimated 12b-1 fees.

   (10) Neuberger & Berman Advisers Management Trust is divided into portfolios (Portfolios), each of which invests all of its net investable assets in a corresponding series of Advisers Managers Trust. The figures reported under "Management Fees" include the total of the administration fees paid by the Portfolio and the management fees paid by its corresponding series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding series.

   (11) Strong Capital Management, Inc., the investment adviser of the Strong Growth Fund II, has voluntarily agreed to cap the Fund's total operating expenses at 1.20%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

   (12) All figures are annualized. Expenses of the Worldwide Real Estate Fund, which commenced operation in June 1997, are being assumed by the Fund's investment adviser. Without such assumption, Worldwide Real Estate Fund's Management Fee would be 1.00%, Other Expenses would be 3.88% and Total Expenses would be 4.88%. Other Expenses of Worldwide Real Estate Fund are an estimate which assumes $80 million in average daily net assets, and may be greater or less than those shown. Prior to April 30, 1997, Worldwide Hard Assets Fund was named Gold and Natural Resources Fund. Other expenses of Worldwide Hard Assets Fund are net of soft dollar credits. Without such credits, other expenses would have been 0.18% and Total Expenses would have been 1.18%. Other Expenses of Worldwide Emerging Markets Fund are net of the reduction of the Fund's operating fees in connection with a fee arrangement, based on cash balances left on deposit with the custodian, and net of the waiver or assumption by the Fund's investment adviser of certain fees and expenses. Without such fee arrangement and, to a lesser extent, the waiver/assumption, Other Expenses would have been 0.34% and Total Expenses would have been 1.34%. The Fund's investment adviser is no longer waiving or assuming fees and expenses.

                                                          GREAT AMERICAN RESERVE
                                                                  1998 Account E
                                                    Individual and Group Annuity
================================================================================

VARIABLE DEFERRED ANNUITY CONTRACT

   Example 1 - Assuming surrender of the Contract at the end of the periods shown (1): You would pay the following expenses on a $1,000 investment, assuming a 5 percent annual return on assets:

                                                                                 1 YEAR      3 YEARS      5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
      Asset Allocation Portfolio.........................................         $108         $141         $163           $255
      Common Stock Portfolio.............................................          108          142          166            260
      Corporate Bond Portfolio...........................................          107          139          161            250
      Government Securities Portfolio....................................          107          139          161            250
      Money Market Portfolio.............................................          105          132          148            224

THE ALGER AMERICAN FUND
      Alger American Growth Portfolio....................................          108          142          165            259
      Alger American Leveraged AllCap Portfolio..........................          110          148          176            280
      Alger American MidCap Growth Portfolio.............................          108          143          168            264
      Alger American Small Capitalization Portfolio......................          109          145          170            269

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      VP Income and Growth...............................................          107          139          N/A            N/A
      VP International...................................................          115          163          201            328
      VP Value...........................................................          110          148          176            280

BERGER INSTITUTIONAL PRODUCTS TRUST
      Berger IPT - 100 Fund..............................................          110          148          176            280
      Berger IPT - Growth and Income Fund................................          110          148          176            280
      Berger IPT - Small Company Growth Fund.............................          112          153          183            295
      Berger/BIAM IPT - International Fund...............................          112          154          186            300

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC........................          108          143          167            262

DREYFUS STOCK INDEX FUND.................................................          103          126          139            206

DREYFUS VARIABLE INVESTMENT FUND, INC.
      Disciplined Stock Portfolio........................................          110          149          N/A            N/A
      International Value Portfolio......................................          114          161          N/A            N/A

FEDERATED INSURANCE SERIES
      Federated High Income Bond Fund II.................................          108          142          166            260
      Federated International Equity Fund II.............................          112          155          187            303
      Federated Utility Fund II..........................................          109          144          168            265

INVESCO VARIABLE INVESTMENT FUNDS, INC.
      INVESCO VIF - High Yield Portfolio.................................          109          144          N/A            N/A
      INVESCO VIF - Industrial Income Portfolio..........................          110          147          N/A            N/A

JANUS ASPEN SERIES
      Aggressive Growth Portfolio........................................          108          141          164            256
      Growth Portfolio...................................................          107          139          161            250
      Worldwide Growth Portfolio.........................................          107          140          163            254

LAZARD RETIREMENT SERIES, INC.
      Lazard Retirement Equity Portfolio.................................          115          163          N/A            N/A
      Lazard Retirement Small Cap Portfolio..............................          115          163          N/A            N/A

LORD ABBETT SERIES FUND, INC.
      Growth and Income Portfolio........................................          107          138          N/A            N/A

MITCHELL HUTCHINS SERIES TRUST
      Growth and Income Portfolio........................................          116          165          N/A            N/A

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
      Limited Maturity Bond Portfolio....................................          108          141          N/A            N/A
      Partners Portfolio.................................................          109          144          N/A            N/A

STRONG OPPORTUNITY FUND II, INC.
      Opportunity Fund II................................................          112          153          183            295

STRONG VARIABLE INSURANCE FUNDS, INC.
      Growth Fund II.....................................................          112          154          186            300

VAN ECK WORLDWIDE INSURANCE TRUST
      Worldwide Bond Fund................................................          111          152          182            292
      Worldwide Emerging Markets Fund....................................          108          142          166            260
      Worldwide Hard Assets Fund.........................................          112          153          184            297
      Worldwide Real Estate Fund.........................................          110          148          N/A            N/A

                                                                                                                                  7

================================================================================

VARIABLE DEFERRED ANNUITY CONTRACT

   Example 2 - Assuming annuitization of the Contract at the end of the periods shown (1): You would pay the following expenses on a $1,000 investment, assuming a 5 percent annual return on assets:

                                                                                 1 YEAR      3 YEARS      5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
      Asset Allocation Portfolio.........................................         $108         $141         $119           $255
      Common Stock Portfolio.............................................          108          142          121            260
      Corporate Bond Portfolio...........................................          107          139          116            250
      Government Securities Portfolio....................................          108          139          116            250
      Money Market Portfolio.............................................          105          132          104            224

THE ALGER AMERICAN FUND
      Alger American Growth Portfolio....................................          108          143          121            259
      Alger American Leveraged AllCap Portfolio..........................          110          148          131            280
      Alger American MidCap Growth Portfolio.............................          108          143          123            264
      Alger American Small Capitalization Portfolio......................          109          145          126            269

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      VP Income and Growth...............................................          107          139          N/A            N/A
      VP International...................................................          115          163          156            328
      VPValue............................................................          110          148          131            280

BERGER INSTITUTIONAL PRODUCTS TRUST
      Berger IPT - 100 Fund..............................................          110          148          131            280
      Berger IPT - Growth and Income Fund................................          110          148          131            280
      Berger IPT - Small Company Growth Fund.............................          112          153          139            295
      Berger/BIAM IPT - International Fund...............................          112          154          141            300

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC........................          108          143          122            262

DREYFUS STOCK INDEX FUND.................................................          103          126           95            206

DREYFUS VARIABLE INVESTMENT FUND, INC.
      Disciplined Stock Portfolio........................................          110          148          N/A            N/A
      International Value Portfolio......................................          114          161          N/A            N/A

FEDERATED INSURANCE SERIES
      Federated High Income Bond Fund II.................................          108          142          121            260
      Federated International Equity Fund II.............................          112          155          143            303
      Federated Utility Fund II..........................................          100          144          124            263

INVESCO VARIABLE INVESTMENT FUNDS, INC.
      INVESCO VIF - High Yield Portfolio.................................          109          144          N/A            N/A
      INVESCO VIF - Industrial Income Portfolio..........................          110          147          N/A            N/A

JANUS ASPEN SERIES
      Aggressive Growth Portfolio........................................          108          141          119            256
      Growth Portfolio...................................................          107          139          116            250
      Worldwide Growth Portfolio.........................................          107          140          118            254

LAZARD RETIREMENT SERIES, INC.
      Lazard Retirement Equity Portfolio.................................          115          163          N/A            N/A
      Lazard Retirement Small Cap Portfolio..............................          115          163          N/A            N/A

LORD ABBETT SERIES FUND, INC.
      Growth and Income Portfolio........................................          107          138          N/A            N/A

MITCHELL HUTCHINS SERIES TRUST
      Growth and Income Portfolio........................................          116          165          N/A            N/A

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
      Limited Maturity Bond Portfolio....................................          108          141          120            257
      Partners Portfolio.................................................          109          144          124            266

STRONG OPPORTUNITY FUND II, INC.
      Opportunity Fund II................................................          112          153          139            295

STRONG VARIABLE INSURANCE FUNDS, INC.
      Growth Fund II.....................................................          112          154          141            300

VAN ECK WORLDWIDE INSURANCE TRUST
      Worldwide Bond Fund................................................          111          152          137            292
      Worldwide Emerging Markets Fund....................................          108          142          121            260
      Worldwide Hard Assets Fund.........................................          112          153          140            297
      Worldwide Real Estate Fund.........................................          110          148          N/A            N/A

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
================================================================================

================================================================================
VARIABLE DEFERRED ANNUITY CONTRACT - CONTINUED

   Example 3 - Assuming no surrender of the Contract at the end of the periods shown (1): You would pay the following expenses on a $1,000 investment, assuming a 5 percent annual return on assets:

                                                                                 1 YEAR      3 YEARS      5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
      Asset Allocation Portfolio.........................................         $ 23         $ 69         $119           $255
      Common Stock Portfolio.............................................           23           71          121            260
      Corporate Bond Portfolio...........................................           22           68          116            250
      Government Securities Portfolio....................................           22           68          116            250
      Money Market Portfolio.............................................           20           60          104            224
THE ALGER AMERICAN FUND
      Alger American Growth Portfolio....................................           23           71          121            259
      Alger American Leveraged AllCap Portfolio..........................           25           77          131            280
      Alger American MidCap Growth Portfolio.............................           23           72          123            264
      Alger American Small Capitalization Portfolio......................           24           74          126            269
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      VP Income and Growth...............................................           22           68          N/A            N/A
      VP International...................................................           30           92          156            328
      VP Value...........................................................           25           77          131            280
BERGER INSTITUTIONAL PRODUCTS TRUST
      Berger IPT - 100 Fund..............................................           25           77          131            280
      Berger IPT - Growth and Income Fund................................           25           77          131            280
      Berger IPT - Small Company Growth Fund.............................           27           81          139            295
      Berger/BIAM IPT - International Fund...............................           27           83          141            300
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC........................           23           71          122            262
DREYFUS STOCK INDEX FUND.................................................           18           55           95            206
DREYFUS VARIABLE INVESTMENT FUND, INC.
      Disciplined Stock Portfolio........................................           25           77          N/A            N/A
      International Value Portfolio......................................           29           89          N/A            N/A
FEDERATED INSURANCE SERIES
      Federated High Income Bond Fund II.................................           23           71          121            260
      Federated International Equity Fund II.............................           27           84          143            303
      Federated Utility Fund II..........................................           24           72          124            265
INVESCO VARIABLE INVESTMENT FUNDS, INC.
      INVESCO VIF - High Yield Portfolio.................................           24           73          N/A            N/A
      INVESCO VIF - Industrial Income Portfolio..........................           25           75          N/A            N/A
JANUS ASPEN SERIES
      Aggressive Growth Portfolio........................................           23           70          119            256
      Growth Portfolio...................................................           22           68          116            250
      Worldwide Growth Portfolio.........................................           22           69          118            254
LAZARD RETIREMENT SERIES, INC.
      Lazard Retirement Equity Portfolio.................................           30           92          N/A            N/A
      Lazard Retirement Small Cap Portfolio..............................           30           92          N/A            N/A
LORD ABBETT SERIES FUND, INC.
      Growth and Income Portfolio........................................           22           67          N/A            N/A
MITCHELL HUTCHINS SERIES TRUST
      Growth and Income Portfolio........................................           31           93          N/A            N/A
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
      Limited Maturity Bond Portfolio....................................           23           70          120            257
      Partners Portfolio.................................................           24           73          124            266
STRONG OPPORTUNITY FUND II, INC.
      Opportunity Fund II................................................           27           81          139            295
STRONG VARIABLE INSURANCE FUNDS, INC.
      Growth Fund II.....................................................           27           83          141            300
VAN ECK WORLDWIDE INSURANCE TRUST
      Worldwide Bond Fund................................................           26           80          137            292
      Worldwide Emerging Markets Fund....................................           23           71          121            260
      Worldwide Hard Assets Fund.........................................           27           82          140            297
      Worldwide Real Estate Fund.........................................           25           77          N/A            N/A

   Please remember that the examples should not be considered a representation of past or future expenses and that actual expenses may be greater or less than those shown. Similarly, the 5 percent annual rate of return is not an estimate or a guarantee of future investment performance.

   Expense examples are shown only for one and three year periods for the Portfolios which were first offered under the Contract on May 1, 1998.

   This Contract is designed for retirement planning. Surrenders prior to the Annuity Date are not consistent with the long-term purposes of the Contract and the applicable tax laws.

   The above table reflects estimates of expenses of the Variable Account and the Funds. The standard table and examples assume the highest deductions possible under a Contract, whether or not such deductions actually would be made under such a Contract. Annual maintenance charges have been approximated as a 16 basis point annual asset charge.

================================================================================
CONDENSED FINANCIAL INFORMATION

   The table below provides per unit information about the financial history of the Sub-accounts for the periods indicated. No per-unit information is provided with respect to certain Sub-accounts because such Sub-accounts were not available under the Contracts as of December 31, 1997.


                                                                                  1997         1996          1995         1994
------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
ASSET ALLOCATION (A)
Accumulation unit value at beginning of period...........................         $1.698       $1.342       $1.035        $1.000
Accumulation unit value at end of period.................................         $1.973       $1.698       $1.342        $1.035
Percentage change in accumulation unit value.............................         16.21%       26.50%       29.67%         3.52%
Number of accumulation units outstanding at end of period................      5,740,115    2,475,992      461,876        21,037
COMMON STOCK (A)
Accumulation unit value at beginning of period...........................         $2.071       $1.449       $1.078        $1.000
Accumulation unit value at end of period.................................         $2.424       $2.071       $1.449        $1.078
Percentage change in accumulation unit value.............................         17.04%       42.96%       34.42%         7.79%
Number of accumulation units outstanding at end of period................      7,962,515    3,374,110    1,009,305        41,601
CORPORATE BOND (A)
Accumulation unit value at beginning of period...........................         $1.207       $1.166       $1.000        $1.000
Accumulation unit value at end of period.................................         $1.308       $1.207       $1.166        $1.000
Percentage change in accumulation unit value.............................          8.39%        3.50%       16.61%       (0.03)%
Number of accumulation units outstanding at end of period................      4,066,812    1,540,494      350,623        12,553
GOVERNMENT SECURITIES (A)
Accumulation unit value at beginning of period...........................         $1.169       $1.154       $0.997        $1.000
Accumulation unit value at end of period.................................         $1.248       $1.169       $1.154        $0.997
Percentage change in accumulation unit value.............................          6.76%        1.31%       15.72%       (0.26)%
Number of accumulation units outstanding at end of period................        354,897      135,680       30,614             0
MONEY MARKET (A)
Accumulation unit value at beginning of period...........................         $1.095       $1.056       $1.014        $1.000
Accumulation unit value at end of period.................................         $1.136       $1.095       $1.056        $1.014
Percentage change in accumulation unit value.............................          3.80%        3.67%       $4.14%         1.38%
Number of accumulation units outstanding at end of period................      3,116,005    1,144,951      641,747             0

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH (C)
Accumulation unit value at beginning of period...........................         $1.044       $1.000          N/A           N/A
Accumulation unit value at end of period.................................         $1.294       $1.044          N/A           N/A
Percentage change in accumulation unit value.............................         24.00%        4.35%          N/A           N/A
Number of accumulation units outstanding at end of period................        742,233       73,227          N/A           N/A
ALGER AMERICAN LEVERAGED ALLCAP (B)
Accumulation unit value at beginning of period...........................         $1.555       $1.408       $1.000           N/A
Accumulation unit value at end of period.................................         $1.836       $1.555       $1.408           N/A
Percentage change in accumulation unit value.............................         18.02%       10.47%       40.79%           N/A
Number of accumulation units outstanding at end of period................      1,279,296      832,794      207,147           N/A
ALGER AMERICAN MIDCAP GROWTH (C)
Accumulation unit value at beginning of period...........................         $0.987       $1.000          N/A           N/A
Accumulation unit value at end of period.................................         $1.119       $0.987          N/A           N/A
Percentage change in accumulation unit value.............................         13.41%      (1.33)%          N/A           N/A
Number of accumulation units outstanding at end of period................        679,330       42,736          N/A           N/A
ALGER AMERICAN SMALL CAPITALIZATION (B)
Accumulation unit value at beginning of period...........................         $1.252       $1.219       $1.000           N/A
Accumulation unit value at end of period.................................         $1.375       $1.252       $1.219           N/A
Percentage change in accumulation unit value.............................          9.84%        2.72%       21.89%           N/A
Number of accumulation units outstanding at end of period................      3,988,448    1,946,993      517,903           N/A

BERGER INSTITUTIONAL PRODUCTS TRUST
BERGER IPT - 100 (C)
Accumulation unit value at beginning of period...........................         $1.029       $1.000          N/A           N/A
Accumulation unit value at end of period.................................         $1.155       $1.029          N/A           N/A
Percentage change in accumulation unit value ............................         12.18%        2.93%          N/A           N/A
Number of accumulation units outstanding at end of period................        627,056       69,521          N/A           N/A

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
================================================================================

CONDENSED FINANCIAL INFORMATION - Continued

                                                                                  1997         1996          1995           1994
------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST - CONTINUED
BERGER IPT - GROWTH AND INCOME (C)
Accumulation unit value at beginning of period...........................         $1.104       $1.000           N/A          N/A
Accumulation unit value at end of period.................................         $1.360       $1.104           N/A          N/A
Percentage change in accumulation unit value.............................         23.26%       10.36%           N/A          N/A
Number of accumulation units outstanding at end of period................        802,420       59,956           N/A          N/A
BERGER IPT - SMALL COMPANY GROWTH (C)
Accumulation unit value at beginning of period...........................         $0.985       $1.000           N/A          N/A
Accumulation unit value at end of period.................................         $1.178       $0.985           N/A          N/A
Percentage change in accumulation unit value.............................         19.64%      (1.53)%           N/A          N/A
Number of accumulation units outstanding at end of period................        187,471       42,982           N/A          N/A
BERGER/BIAM IPT - INTERNATIONAL (C)
Accumulation unit value at beginning of period...........................         $1.000          N/A           N/A          N/A
Accumulation unit value at end of period.................................         $0.970          N/A           N/A          N/A
Percentage change in accumulation unit value.............................         -3.01%          N/A           N/A          N/A
Number of accumulation units outstanding at end of period...............       2,029,230          N/A           N/A          N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (B)
Accumulation unit value at beginning of period...........................         $1.404       $1.175        $1.000          N/A
Accumulation unit value at end of period.................................         $1.778       $1.404        $1.175          N/A
Percentage change in accumulation unit value.............................         26.60%       19.53%        17.49%          N/A
Number of accumulation units outstanding at end of period...............       1,195,614      221,018        21,878          N/A
DREYFUS STOCK INDEX FUND (B)
Accumulation unit value at beginning of period...........................         $1.393       $1.158        $1.000          N/A
Accumulation unit value at end of period.................................         $1.834       $1.393        $1.158          N/A
Percentage change in accumulation unit value.............................         31.67%       20.31%        15.76%          N/A
Number of accumulation units outstanding at end of period................      8,884,649    1,862,980        91,752          N/A

FEDERATED INSURANCE SERIES
FEDERATED HIGH INCOME BOND II (B)
Accumulation unit value at beginning of period...........................         $1.202       $1.067        $1.000          N/A
Accumulation unit value at end of period.................................         $1.349       $1.202        $1.067          N/A
Percentage change in accumulation unit value.............................         12.25%       12.71%         6.66%          N/A
Number of accumulation units outstanding at end of period...............       2,184,739      508,205        26,380          N/A
FEDERATED INTERNATIONAL EQUITY II (B)
Accumulation unit value at beginning of period...........................         $1.095       $1.025        $1.000          N/A
Accumulation unit value at end of period.................................         $1.888       $1.095        $1.025          N/A
Percentage change in accumulation unit value.............................          8.55%        6.80%         2.51%          N/A
Number of accumulation units outstanding at end of period................        329,971       93,215        36,798          N/A
FEDERATED UTILITY II (B)
Accumulation unit value at beginning of period...........................         $1.234       $1.122        $1.000          N/A
Accumulation unit value at end of period.................................         $1.541       $1.234        $1.122          N/A
Percentage change in accumulation unit value.............................         24.88%       10.00%        12.21%          N/A
Number of accumulation units outstanding at end of period................        675,836      294,882        11,711          N/A

JANUS ASPEN SERIES
AGGRESSIVE GROWTH (B)
Accumulation unit value at beginning of period...........................         $1.348       $1.266        $1.000          N/A
Accumulation unit value at end of period.................................         $1.498       $1.348        $1.266          N/A
Percentage change in accumulation unit value.............................         11.10%        6.44%        26.64%          N/A
Number of accumulation units outstanding at end of period...............       1,867,131    1,041,050       122,278          N/A
GROWTH (B)
Accumulation unit value at beginning of period...........................         $1.364       $1.167        $1.000          N/A
Accumulation unit value at end of period.................................         $1.650       $1.364        $1.167          N/A
Percentage change in accumulation unit value.............................         21.00%       16.79%        16.75%          N/A
Number of accumulation units outstanding at end of period...............       5,160,718    1,466,042       138,532          N/A
WORLDWIDE GROWTH (B)
Accumulation unit value at beginning of period...........................         $1.541       $1.211        $1.000          N/A
Accumulation unit value at end of period.................................         $1.856       $1.541        $1.211          N/A
Percentage change in accumulation unit value.............................         20.46%       27.23%        21.12%          N/A
Number of accumulation units outstanding at end of period...............       8,234,605    2,173,781       155,653          N/A

                                                                                                                                 11

====================================================================================================================================
CONDENSED FINANCIAL INFORMATION - Continued

                                                                                  1997         1996          1995         1994
------------------------------------------------------------------------------------------------------------------------------------

THE VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE BOND (B)
Accumulation unit value at beginning of period...........................         $1.029       $1.018       $1.000           N/A
Accumulation unit value at end of period.................................         $1.039       $1.029       $1.018           N/A
Percentage change in accumulation unit value.............................          0.96%        1.09%        1.82%           N/A
Number of accumulation units outstanding at end of period...............       3,332,067    1,790,259      130,071           N/A
WORLDWIDE EMERGING MARKETS (C)
Accumulation unit value at beginning of period...........................         $1.136       $1.000          N/A           N/A
Accumulation unit value at end of period.................................         $0.990       $1.136          N/A           N/A
Percentage change in accumulation unit value.............................        -12.83%       13.59%          N/A           N/A
Number of accumulation units outstanding at end of period................      1,935,325      132,953          N/A           N/A
WORLDWIDE HARD ASSETS (B)
Accumulation unit value at beginning of period...........................         $1.254       $1.077       $1.000           N/A
Accumulation unit value at end of period.................................         $1.216       $1.254       $1.077           N/A
Percentage change in accumulation unit value.............................         -3.05%       16.41%        7.72%           N/A
Number of accumulation units outstanding at end of period................      3,728,758      651,603       68,730           N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
INTERNATIONAL (D)
Accumulation unit value at beginning of period...........................         $1.000          N/A          N/A           N/A
Accumulation unit value at end of period.................................         $1.093          N/A          N/A           N/A
Percentage change in accumulation unit value.............................          9.30%          N/A          N/A           N/A
Number of accumulation units outstanding at end of period................        163,370          N/A          N/A           N/A
VALUE (D)
Accumulation unit value at beginning of period...........................         $1.000          N/A          N/A           N/A
Accumulation unit value at end of period.................................         $1.226          N/A          N/A           N/A
Percentage change in accumulation unit value.............................         22.60%          N/A          N/A           N/A
Number of accumulation units outstanding at end of period................        415,891          N/A          N/A           N/A

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
LIMITED MATURITY BOND (D)
Accumulation unit value at beginning of period...........................         $1.000          N/A          N/A           N/A
Accumulation unit value at end of period.................................         $1.043          N/A          N/A           N/A
Percentage change in accumulation unit value.............................          4.31%          N/A          N/A           N/A
Number of accumulation units outstanding at end of period................         25,089          N/A          N/A           N/A
PARTNERS (D)
Accumulation unit value at beginning of period...........................         $1.000          N/A          N/A           N/A
Accumulation unit value at end of period.................................         $1.240          N/A          N/A           N/A
Percentage change in accumulation unit value.............................         23.99%          N/A          N/A           N/A
Number of accumulation units outstanding at end of period................      1,000,600          N/A          N/A           N/A

STRONG OPPORTUNITY FUND II, INC.
OPPORTUNITY FUND II (D)
Accumulation unit value at beginning of period...........................         $1.000          N/A          N/A           N/A
Accumulation unit value at end of period.................................         $1.230          N/A          N/A           N/A
Percentage change in accumulation unit value.............................         22.99%          N/A          N/A           N/A
Number of accumulation units outstanding at end of period................        248,615          N/A          N/A           N/A

STRONG VARIABLE INSURANCE FUNDS, INC.
GROWTH II (D)
Accumulation unit value at beginning of period...........................         $1.000          N/A          N/A           N/A
Accumulation unit value at end of period.................................         $1.270          N/A          N/A           N/A
Percentage change in accumulation unit value.............................         27.01%          N/A          N/A           N/A
Number of accumulation units outstanding at end of period................         79,815          N/A          N/A           N/A

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(A) Inception  date was July 25, 1994.
(B) Inception date was June 1, 1995.
(C) Inception date was May 1, 1996.
(D) Inception date was May 1, 1997.

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
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GREAT AMERICAN RESERVE,
VARIABLE ACCOUNT AND THE
INVESTMENT OPTIONS

A. GREAT AMERICAN RESERVE

   Great American Reserve, originally organized in 1937, is principally engaged in the life insurance business in 49 states and the District of Columbia. Great American Reserve is a stock company organized under the laws of the state of Texas and an indirect wholly owned subsidiary of Conseco, Inc. ("Conseco"). The operations of Great American Reserve are handled by Conseco. Conseco is a publicly owned financial services holding company, the principal operations of which are the development, marketing and administration of specialized annuity and life insurance products. Conseco is located at 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

   All inquiries regarding Individual Accounts, the Contracts, or any related matter should be directed to Great American Reserve's Variable Annuity
Department at the address and telephone number shown on page 1 of this Prospectus. The financial statements of Great American Reserve included in the Statement of Additional Information should be considered only as bearing upon the ability of Great American Reserve to meet the obligations under the Contracts. Furthermore, neither the assets of Conseco nor those of any company in the Conseco group of companies other than Great American Reserve support these obligations. As of December 31, 1997 Great American Reserve had total assets of $2.8 billion and total shareholders equity of $.4 billion. Great American Reserve does not guarantee the investment performance of the Variable Account Investment Options.

B. VARIABLE ACCOUNT

   Great American Reserve established the Variable Account on November 12, 1993, as a separate account under Texas law. The assets of the Variable Account are not chargeable with liabilities arising out of any other business Great American Reserve may conduct. In addition, any income, gains or losses realized or unrealized on assets of the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of Great American Reserve. Nevertheless, obligations arising under the Contracts are general obligations of Great American Reserve. In addition to the net assets and other liabilities for variable annuity contracts, the Variable Account's assets will include assets derived from charges made by Great American Reserve. Great American Reserve may transfer out to its general account any of the Variable Account's assets that are in excess of the reserves and other liabilities relating to the Contracts. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

   The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). A unit investment trust is a type of investment company which invests its assets in specified securities, such as shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

   The Variable Account is segmented into Sub-accounts. Each Sub-account invests in shares of one of the Funds and such shares are purchased at net asset value. The Sub-accounts and Funds may be added or withdrawn as permitted by applicable law. The Variable Account consists of 40 Sub-accounts, each of which invests in shares of the Conseco Series Trust Asset Allocation, Common Stock, Corporate Bond, Government Securities and Money Market Portfolios; the Alger American Fund Growth, Leveraged AllCap, MidCap Growth and Small Capitalization Portfolios; the American Century Variable Portfolios, Inc. International, Value and Income and Growth Funds; the Berger Institutional Products Trust Berger IPT - 100, Berger IPT - Growth and Income, Berger IPT - Small Company Growth and Berger/BIAM IPT - International Funds; The Dreyfus Socially Responsible Growth Fund, Inc.; the
Dreyfus Stock Index Fund; the Dreyfus Variable Investment Fund, Inc. International Value and Disciplined Stock Portfolios; the Federated Insurance Series High Income Bond II, International Equity II and Utility II Funds; the INVESCO Variable Investment Funds, Inc. INVESCO VIF - High Yield and INVESCO VIF
- Industrial Income Portfolios; the Janus Aspen Series Aggressive Growth, Growth and Worldwide Growth Portfolios; the Lazard Retirement Series, Inc. Lazard Retirement Equity and Lazard Retirement Small Cap Portfolios; the Lord Abbett Series Fund, Inc. Growth and Income Portfolio, the Mitchell Hutchins Series Trust Growth and Income Portfolio; the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios; the Strong Opportunity Fund II, Inc. Opportunity Fund II; the Strong Variable Insurance Funds Inc. Growth Fund II; and the Van Eck Worldwide Insurance Trust Worldwide Hard Assets, Worldwide Bond, Worldwide Emerging Markets and Worldwide Real Estate Funds. Great American Reserve reserves the right to add other Sub-accounts, eliminate existing Sub-accounts, combine Sub-accounts or transfer assets in one Sub-account to another Sub-account established by Great American Reserve or an affiliated company. Great American Reserve will not eliminate existing Sub-accounts or combine Sub-accounts without any required prior approval of the appropriate state or federal regulatory authorities.

C. INVESTMENT OPTIONS

   The investment objectives of the Funds available through the Variable Account are briefly described below. More detailed information is contained in the current prospectuses of the Funds, which are attached to this prospectus.

CONSECO SERIES TRUST

   ASSET ALLOCATION PORTFOLIO seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. The Portfolio seeks to achieve this objective by pursuing an active asset allocation strategy whereby investments are allocated, based upon thorough investment research, valuation and analysis of market trends and the anticipated relative total return available, among various asset classes including debt securities, equity securities, and money market instruments.

   COMMON STOCK PORTFOLIO seeks to provide a high total return consistent with preservation of capital and a prudent level of risk primarily by investing in selected equity securities having the investment characteristics of common stocks.

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   CORPORATE  BOND  PORTFOLIO  seeks to  provide as high a level of income as is
consistent  with  preservation  of  capital  by  investing   primarily  in  debt
securities.

   GOVERNMENT SECURITIES PORTFOLIO seeks safety of capital, liquidity and current income by investing primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. Government, including
mortgage-related   securities.

   MONEY MARKET PORTFOLIO seeks current income consistent with stability of capital and liquidity. AN INVESTMENT IN THIS PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THE ALGER AMERICAN FUND

   ALGER AMERICAN GROWTH PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio may engage in leveraging (up to 331/3% of its assets) and options and futures transactions, which are deemed to be speculative and which may cause the portfolio's net asset value to fluctuate.

   ALGER AMERICAN MIDCAP GROWTH PORTFOLIO seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly.

   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index, updated quarterly.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   VP INCOME AND GROWTH FUND seeks dividend growth, current income and capital appreciation. The fund will seek to achieve its investment objective by investing in common stocks.

   VP INTERNATIONAL FUND seeks capital growth by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets.

   VP VALUE FUND seeks long-term capital growth. Income is a secondary objective. The fund will seek to achieve its objective by investing in securities that management believes to be undervalued at the time of purchase.

BERGER INSTITUTIONAL PRODUCTS TRUST

   BERGER IPT - 100 FUND seeks long-term capital appreciation by investing primarily in common stocks of established companies which the fund's adviser believes offer favorable growth prospects. Current income is not an investment objective.

   BERGER IPT - GROWTH AND INCOME FUND seeks capital appreciation and secondarily a moderate level of current income by investing primarily in common stocks and other securities, such as convertible securities or preferred stocks, which the fund's adviser believes offer favorable growth prospects and are expected to also provide current income.

   BERGER IPT - SMALL COMPANY GROWTH FUND seeks capital appreciation by investing primarily in equity securities (including common and preferred stocks, convertible debt securities and other securities having equity features) of small growth companies with market capitalization of less than $1 billion at the time of initial purchase.

   BERGER/BIAM IPT - INTERNATIONAL FUND seeks long-term capital appreciation by investing primarily in common stocks of well established companies located outside the United States. The fund intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the fund's total assets invested in the securities of companies located in at least five countries, not including the United States.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

   THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. seeks to provide capital growth through equity investment in companies that, in the opinion of the fund's management, not only meet traditional investment standards but also show evidence that they conduct business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND

   DREYFUS STOCK INDEX FUND seeks to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Price Index. The Fund is neither sponsored by nor affiliated with the Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

   DISCIPLINED STOCK PORTFOLIO seeks to provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Portfolios will use quantitative statistical modeling techniques to construct a portfolio in an attempt to achieve its investment objective, without assuming undue risk relative to the broad stock market.

   INTERNATIONAL VALUE PORTFOLIO seeks long-term capital growth by investing primarily in a portfolio of publicly-traded equity securities of foreign issuers which would be characterized as "value" companies according to criteria established by the adviser to the Portfolio.

FEDERATED INSURANCE SERIES

   FEDERATED HIGH INCOME BOND FUND II seeks to provide high current income by investing at least 65 percent of its assets in lower rated fixed income corporate debt obligations. Capital growth will be considered, but only when consistent with the investment objective of high current income. The fixed income securities in which the fund will primarily invest are commonly referred to as "junk bonds."

   INTERNATIONAL EQUITY FUND II seeks to obtain a total return on its assets by investing at least 65% of its assets (and under normal market conditions substantially all of its assets) in equity securities of issuers in at least three different countries outside of the United States.

   FEDERATED UTILITY FUND II seeks to provide high current income and moderate capital appreciation by investing at least 65 percent of its assets (under normal conditions) in equity and debt securities of utility companies.

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
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INVESCO VARIABLE INVESTMENT FUNDS, INC.

   INVESCO VIF - HIGH YIELD PORTFOLIO seeks a high level of current income by investing substantially all of its assets in lower rated bonds and other debt securities and in preferred stock.

   INVESCO VIF - INDUSTRIAL INCOME PORTFOLIO seeks the best possible current income while following sound investment practices. Capital growth potential is an additional consideration in the selection of portfolio securities. The portfolio normally invests at least 65% of its total assets in dividend-paying common stocks.

JANUS ASPEN SERIES

   AGGRESSIVE  GROWTH  PORTFOLIO seeks long-term  growth of capital by investing
primarily  in  common  stocks,   with  an  emphasis  on  securities   issued  by
medium-sized companies.

   GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in common stocks, with an emphasis on companies with larger market capitalizations.

   WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.

LAZARD RETIREMENT SERIES, INC.

   LAZARD RETIREMENT EQUITY PORTFOLIO seeks capital appreciation by investing primarily in equity securities of companies with relatively large capitalizations that the investment manager considers inexpensively priced relative to the return on total capital or equity.

   LAZARD RETIREMENT SMALL CAP PORTFOLIO seeks capital appreciation by investing primarily in equity securities of companies with market capitalizations under $1 billion that the investment manager considers inexpensively priced relative to the return on the total capital or equity.

LORD ABBETT SERIES FUND, INC.

   GROWTH AND INCOME  PORTFOLIO  seeks  long-term  growth of capital  and income without excessive fluctuation in market value. The Portfolio will invest in securities which are selling at reasonable prices in relation to value. The Portfolio will normally invest in common stocks (including securities convertible into common stocks) of large, seasoned companies in sound financial condition, which common stocks are expected to show above-average price appreciation.

MITCHELL HUTCHINS SERIES TRUST

   GROWTH AND INCOME PORTFOLIO seeks current income and capital growth. Under normal circumstances, the Portfolio invests at least 65% of total assets in dividend-paying equity securities (common and preferred stocks) believed by the adviser to have the potential for rapid earnings growth.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

   LIMITED MATURITY BOND PORTFOLIO seeks the highest current income consistent with low risk to principal and liquidity, and, secondarily, total return by investing all of its net investable assets in another fund, AMT Limited Maturity Bond Investments, which has investment objectives, policies, and limitations that are identical to those of the Limited Maturity Bond Portfolio. AMT Limited Maturity Bond Investments seeks to achieve its investment objective by investing in short to intermediate-term debt securities, primarily of investment grade.

   PARTNERS  PORTFOLIO  seeks  capital  growth  by  investing  all  of  its  net investable assets in another fund, AMT Partners Investments, which has investment objectives, policies and limitations that are identical to those of the Partners Portfolio. AMT Partners Investments seeks to achieve its investment objective by investing in common stocks and other equity securities of medium to large capitalization established companies.

STRONG OPPORTUNITY FUND II, INC.

   OPPORTUNITY FUND II seeks capital growth by investing primarily in equity securities and currently emphasizes investments in medium-sized companies which the fund's investment adviser believes are under-researched and attractively valued. The fund will invest at least 80% of its net assets in equity securities, including common stocks (which must constitute at least 65% of its total assets), preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

STRONG VARIABLE INSURANCE FUNDS, INC.

   GROWTH FUND II seeks capital growth by investing primarily in equity securities that the fund's investment adviser believes have above-average growth prospects. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

VAN ECK WORLDWIDE INSURANCE TRUST

   WORLDWIDE BOND FUND seeks high total return through a flexible policy of investing globally, primarily in debt securities. The Fund may emphasize either component of total return (current income and capital appreciation).

   WORLDWIDE EMERGING MARKETS FUND seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The fund emphasizes countries that, compared to the world's major economies, exhibit relatively low gross national product per capita as well as the potential for rapid economic growth.

   WORLDWIDE HARD ASSETS FUND seeks long-term capital appreciation by investing globally, primarily in equity securities of "hard asset" companies, and securities whose value is linked to the price of a "hard asset" commodity or commodity index. "Hard Asset" companies include companies that are directly or indirectly engaged to a significant extent in the exploration, development, production or distribution of precious metals; ferrous and non-ferrous metals; gas, petroleum, petrochemicals, and other hydrocarbons; forest products; real estate; and other basic non-agricultural commodities which, historically, have been produced and marketed profitably during periods of significant inflation. INCOME IS A SECONDARY CONSIDERATION.

   WORLDWIDE REAL ESTATE FUND seeks to maximize total return by investing primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets.

   There is no assurance that the Funds will achieve their stated objectives.

   The Funds' shares are also available to certain separate accounts funding variable life insurance policies and variable annuity contracts offered by other insurance company separate accounts. This is called "mixed and shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other

================================================================================
considerations, the interests of owners of various contracts participating in the Funds might at some time be in conflict. The Board of Directors or Trustees of each Fund, each Fund's investment adviser, and Great American Reserve are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed funding, please refer to the relevant Fund prospectus.

   If the shares of any of the Funds should no longer be available for investment by the Variable Account or, if in the judgment of Great American
Reserve's management, further investment of such Funds shall become inappropriate in view of the purpose of the Contract, Great American Reserve may add or substitute shares of another Sub-account or of another Fund for eligible Sub-account shares already purchased under the Contract. No substitution of Sub-account shares may take place without prior approval of the SEC and notice to Contract Owners, to the extent required by the 1940 Act.

VOTING RIGHTS

   Contract Owners may instruct Great American Reserve as to the voting of Fund shares attributable to their respective interests under the Contracts at meetings of shareholders of the Funds. Contract Owners entitled to vote will receive proxy material and a form on which voting instructions may be given. Great American Reserve will vote the shares of each Sub-account held by the Variable Account attributable to the Contracts in accordance with instructions received from Contract Owners. Shares held in each Sub-account for which timely instructions have not been received from Contract Owners will be voted by Great American Reserve for or against any proposition, or Great American Reserve will abstain, in the same proportion as shares in that Sub-account for which instructions are received. Great American Reserve will vote, or abstain from voting, any shares that are not attributable to Contract Owners in the same proportion as all Contract Owners in the Variable Account vote or abstain. However, if Great American Reserve determines that it is permitted to vote such shares of the Funds in its own right, it may elect to do so, subject to the then-current interpretation of the 1940 Act and the rules thereunder.

   Under certain Contracts, not including contracts issued in connection with governmental employers' deferred compensation plans described in this Prospectus, Participants and Annuitants have the right to instruct the Contract Owner with respect to the number of votes attributable to their Individual Accounts. Votes attributable to Participants and Annuitants who do not instruct the Contract Owner will be cast by the Contract Owner for or against each proposal to be voted upon, in the same proportion as votes for which instructions have been received. Participants and Annuitants entitled to instruct the casting of votes will receive a notice of each meeting of Contract Owners, and proxy solicitation materials, and a statement of the number of votes attributable to their participation under the Contract.

   The number of shares held in a Sub-account deemed attributable to a Contract Owner's interest under a Contract will be determined on the basis of the value of the Accumulation Units credited to the Contract Owner's account as of the record date. On or after the Maturity Date, the number of attributable shares will be based on the amount of assets held to meet annuity obligations to the payee under the Contract as of the record date. On or after the Maturity Date, the number of votes attributable to a Contract will generally decrease since funds set aside for Annuitants will decrease as payments are made.

THE CONTRACTS

A. ACCUMULATION PROVISIONS

   PURCHASE PAYMENTS. Purchase Payments are paid to Great American Reserve at its Administrative Office. For TSAs, the minimum initial and subsequent purchase payment is $50 per month. For IRAs the minimum initial investment is $2,000 and the minimum amount of each additional payment is $50. For non-qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum payment is $2,000 (or $200 per month). Purchase Payments may be made at any time. If a Purchase Payment would exceed $500,000, the Purchase Payment will be acceptable only with the prior approval of Great American Reserve. Great American Reserve reserves the right to refuse any Purchase Payment.

   Great American Reserve may, at its option and with prior notice, cancel certain Contracts in which no Purchase Payments have been made, or if the Contract Value is less than $500. Upon cancellation, Great American Reserve will pay the Contract Owner the Contract Value computed as of the Valuation Period during which the cancellation occurs less any outstanding loans, any withdrawal charge, and the $30 annual administrative fee. Such cancellation could have adverse tax consequences (see "Federal Tax Matters").

   ALLOCATION OF PURCHASE PAYMENTS. The Contract Owner may elect to have Purchase Payments accumulated (a) on a fully variable basis invested in one or more of the Sub-accounts of the Variable Account; (b) on a fully fixed basis which reflects a compound interest rate guaranteed by Great American Reserve; or
(c) in a combination of any of the Investment Options.

   An election to change the allocation of future Purchase Payments may be made by the Contract Owner 30 days (a) subsequent to the date of establishment of the Individual Account or (b) subsequent to a prior change in allocation.

   ACCUMULATION UNITS. Each Purchase Payment is credited to the Owner's Individual Account in the form of Accumulation Units, at the close of the Valuation Period in which the Purchase Payment is received at the Administrative Office of Great American Reserve. The number of Accumulation Units credited is determined by dividing the Purchase Payment amount by the value of an Accumulation Unit at the close of that Valuation Period. Accumulation Units are valued separately for each Investment Option, so a Contract Owner who has elected to have amounts in an Individual Account accumulated in more than one Investment Option will have several types of Accumulation Units credited to the Individual Account.

   VALUE OF AN INDIVIDUAL ACCOUNT. The number of Accumulation Units credited to an Individual Account will not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Period to Valuation Period to reflect the investment experience of the appropriate Investment Option. The value of an Individual Account at any time prior to the Maturity Date can be determined by (a) multiplying the total number of Accumulation Units credited to the Individual Account for each Investment Option, respectively, by the appropriate current Accumulation Unit value; and (b) totaling the resulting values

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
================================================================================

for each portion of the Individual Account. There is no assurance that the value of the Individual Account will equal or exceed the Purchase Payments made. The Contract Owner will be advised at least annually as to the number of Accumulation Units which are credited to the Individual Account, the current Accumulation Unit values, and the values of the Individual Account.

   NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD. The Variable Account value will fluctuate in accordance with the investment results and expenses of the underlying eligible Funds and the deduction of certain charges. In order to determine how these fluctuations affect Contract Value, an Accumulation Unit value is utilized. Each Sub-account has its own Accumulation Units and value per unit. The unit value applicable during any Valuation Period is determined at the end of that period.

   When eligible Fund shares were first purchased on behalf of the Variable Account, Accumulation Units were valued at $1.00 each. The value of an Accumulation Unit for each Sub-account at any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. A net investment factor for each Sub-account is calculated by dividing (a) by (b) and then subtracting (c) (i.e., (a/b) - c), where:

   (a) is equal to:

      (i) the net asset value per share of the eligible Portfolio at the end of the Valuation Period; plus
      (ii) the per share amount of any distribution made by the eligible Portfolio if the "ex-dividend" date occurs during that same Valuation Period.

   (b) is the net asset value per share of the eligible Portfolio at the end of the prior Valuation Period.

   (c) is equal to the Valuation Period equivalent of the per year mortality and expense risk charge and administrative charges as indicated in the Fee Table.

   INFORMATION ON THE FIXED ACCOUNT. Because of exemptive and exclusionary provisions, interests in the Fixed Account of the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the Fixed Account of the general account registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account of the general account of Great American Reserve nor any interest therein is generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus that relate to the fixed portion. Disclosures regarding the Fixed Account of the Contracts and the general account of Great American Reserve, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   In addition to the 40 variable Investment Options described in this Prospectus, the Contracts have a Fixed Account available for allocation of Purchase Payments. Generally, the information in the Section called "Contracts" applies in a like manner to the Fixed Account. However, there are some differences.

   The Fixed Account operates like a traditional annuity. Fixed Annuity Cash Values increase based on interest rates that may change from time to time but are guaranteed by Great American Reserve. Interest is credited daily and compounded annually. Purchase Payments and transfers to the Fixed Account become part of the general account of Great American Reserve. In contrast, Purchase Payments and transfers for the Variable Account are applied to segregated asset accounts; they are not commingled with Great American Reserve's main portfolio of investments that support fixed annuity obligations. The gains achieved or losses suffered by the segregated asset accounts have no effect on the Fixed Account.

   The Contracts allow you to transfer Contract Values between the Fixed and Variable Account, but such transfers are restricted as follows:

1. You may transfer Contract Values from the Variable Account to the Fixed Account once in any 30-day period.

2. You may transfer Contract Values from the Fixed Account to the Variable Account once in any six-month period subject to a limit of 20 percent of the Fixed Account value.

3. No transfers may be made from the Fixed Account once annuity  payments begin.

   The administrative charge and the mortality and expense risk charge based on the value of each Sub-account do not apply to values allocated to the Fixed Account.

   If you buy the annuity as a TSA or certain other qualified plans, the Contract may contain a provision that allows a loan to be taken against the Contract Values allocated to the Fixed Account. Loan provisions are described in detail in the Contract.

   TRANSFER AMONG INVESTMENT OPTIONS. Before the Maturity Date, Contract Owners may transfer Variable Account value from one Sub-account to another Sub-account and/or to the Fixed Account. The Contract allows Great American Reserve to limit the number of transfers that can be made in a specified time period. Contract Owners should be aware that transfer limitations may prevent a Contract Owner from making a transfer on the date he or she desires, with the result that the Contract Owner's future Contract Value may be lower than it would have been had the transfer been made on the desired date. Great American Reserve is not charging a transfer fee, but limits transfers to one every 30 days and limits transfer from the Fixed Account to a maximum of 20 percent of the Fixed Account value per any six-month period. All transfers requested for a Contract on the same day will be treated as a single transfer in that period.

   Great American Reserve's interest in applying these limitations is to protect the interests of both Contract Owners who are not engaging in significant transfer activity and Contract Owners who are engaging in such activity. Great American Reserve has determined that the actions of Contract Owners engaging in significant transfer activity among Sub-accounts may cause an adverse effect on the performance of the underlying Portfolio for the Sub-account involved. The movement of Sub-account values from one Sub-account to another may prevent an underlying Portfolio from taking advantage of investment opportunities because it must maintain a liquid position in order to handle withdrawals. Such movement may also cause a substantial increase in fund transaction costs which must be indirectly borne by the Contract Owner.

   Transfers must be made by written authorization from the Contract Owner or from the person acting for the Contract Owner as an attorney-in-fact under a power-of-attorney if permitted by state law. By authorizing Great American Reserve to accept telephone transfer instructions, a Contract Owner agrees to accept and be

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bound by the conditions and procedures established by Great American Reserve from time to time. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. All telephone calls will be recorded, and the caller will be asked to produce your personalized data prior to our initiating any transfer requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer. If reasonable procedures are employed, neither Great American Reserve nor Conseco Equity Sales, Inc. ("Conseco Equity Sales") will be liable for following telephone instructions which it reasonably believes to be genuine. Written transfer requests may be made by a person acting for the Contract Owner as an attorney-in-fact under a power-of-attorney.

   Transfer requests received by Great American Reserve before the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) will be initiated at the close of business that day. Any request received later will be initiated at the close of the next business day.

   DOLLAR COST AVERAGING. Great American Reserve administers a Dollar Cost Averaging ("DCA") program which enables a Contract Owner to transfer the value from the Fixed Account or Money Market Sub-account to another Investment Option on a predetermined and systematic basis. The DCA program is generally suitable for Contract Owners making a substantial deposit to the Contract and who desire to control the risk of investing at the top of a market cycle. The DCA program allows such investments to be made in equal installments over time in an effort to reduce such risk.

   REBALANCING. Rebalancing is a program, which if elected, provides for periodic pre-authorized automatic transfers prior to the Maturity Date among the Sub-accounts pursuant to written instructions from the Contract Owner. Such transfers are made to maintain a particular percentage allocation among the Portfolios as selected by the Contract Owner. Amounts in the Fixed Account will not be transferred pursuant to the Rebalancing Program. The Contract Value must be at least $5,000 to have transfers made pursuant to the Program. Any transfer made pursuant to the Program must be in whole percentages in one (1%) percent allocation increments. The maximum number of Sub-accounts which can be used for rebalancing is fifteen (15). A Contract Owner may select quarterly, semi-annual or annual Rebalancing, on the date requested by the Contract Owner. There is no fee for participating in the Program. The Company reserves the right to terminate, modify or suspend the Rebalancing Program at any time.

   SWEEPS. Sweeps are the transfer of the earnings from the Fixed Account into another Investment Option on a periodic and systematic basis.

   WITHDRAWALS. Prior to the earlier of the Maturity Date or the death of the Annuitant, the Contract Owner may withdraw all or a portion of the Contract Value upon written request complete with all necessary information to Great American Reserve's Administrative Office. For certain qualified contracts, exercise of the withdrawal right may be restricted and may require the consent of the participant's spouse as required under the Code and regulations thereunder. In the case of a total withdrawal, Great American Reserve will pay the Contract Value as of the date of receipt of the request at its Administrative Office, less the annual $30 administration fee, any outstanding loans (plus the pro-rata interest accrued) and any applicable withdrawal charge, and the Contract will be canceled. In the case of a partial withdrawal, Great American Reserve will pay the amount requested and cancel that number of Accumulation Units credited to each Investment Option of the Individual Account necessary to equal the amount withdrawn from each Investment Option of the Individual Account plus any applicable withdrawal charge deducted from such Investment Option of the Individual Account. For withdrawals that can be made free of withdrawal charges, see "Contract Charges".

   When making a partial withdrawal, the Contract Owner should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option less any applicable withdrawal charge. If the Contract Owner does not specify the Investment Options from which a partial withdrawal is to be taken, a partial withdrawal will be taken from the Fixed Account until exhausted and then from the Variable Account Investment Options. If the partial withdrawal is less than the total value in the Variable Account Investment Options, the withdrawal will be taken pro rata from the Variable Account Investment Options: taking from each such Variable Account Investment Option an amount which bears the same relationship to the total amount withdrawn as the value of such Variable Account Investment Option bears to the total value of the Contract Owner's investments in the Variable Account Investment Options.

   The amount withdrawn must be at least $250 or, if less, the entire balance in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $500, Great American Reserve reserves the right to treat the partial withdrawal as a total withdrawal of the Contract Value.

   The amount of any withdrawal from the Variable Account Investment Options will be paid promptly, and in any event within seven days of receipt of the request, except that Great American Reserve reserves the right to defer the right of withdrawal or postpone payments for any periods when: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2) trading on the New York Stock Exchange is restricted; (3) any emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in
(2) and (3) exist.

   Withdrawals from the Contract may be subject to income taxes, a penalty tax and withdrawals are permitted from Contracts issued in connection with certain qualified plans only under limited circumstances (see "Federal Tax Status").

   SYSTEMATIC WITHDRAWAL PLAN. Great American Reserve administers a Systematic Withdrawal Plan (SWP) which enables a Contract Owner to pre-authorize a periodic exercise of the contractual withdrawal rights described above. Contract Owners entering into an SWP agreement instruct Great American Reserve to withdraw a level dollar amount from specified Investment Options on a periodic basis. The total of SWP withdrawals in a Contract Year is limited to free withdrawal amounts to ensure that no withdrawal charge will ever apply to an SWP withdrawal (see "Withdrawal Charge"). If an additional withdrawal is made from a Contract participating in SWP, the

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                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
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   SWP will terminate automatically and may be reinstated only on or after a written request to Great American Reserve. SWP is not available to Contracts participating in the dollar cost averaging program or for which Purchase Payments are automatically deducted from a bank account on a periodic basis. SWP is only available for withdrawals free of withdrawal charges. SWP withdrawals may, however, be subject to the 10 percent federal tax penalty on early withdrawals and to income tax (see "Federal Tax Matters"). Contract Owners interested in SWP may elect to participate in this program by written request to Great American Reserve's Administrative Office.

   LOANS. Your Contract may contain a loan provision issued in connection with certain qualified plans. Owners of such Contracts may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules (collectively, "Loan Rules"). Tax advisers and retirement plan fiduciaries should be consulted prior to exercising loan privileges. Loan provisions are described in detail in the Contract.

   The amount of any loan will be deducted from the minimum death benefit (see "Death Benefit Before the Maturity Date"). In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in the loan account while the loan is outstanding, the Contract Value will not increase as rapidly as it would have if no loan were outstanding. If investment results are below that rate, the Contract Value will be higher than it would have been if no loan had been outstanding.

CONTRACT CHARGES

   WITHDRAWAL CHARGE. There is no deduction for sales expenses from Purchase Payments when made. However, Great American Reserve may assess a withdrawal charge against the Purchase Payments when they are withdrawn to determine the amount to be paid.

   If a withdrawal is made from the Contract before the Maturity Date, a withdrawal charge (a deferred sales load) may be assessed against Purchase Payments that have been in the Contract less than six complete contract years. There is never a charge with respect to free withdrawal amounts described below or Purchase Payments that have been in the Contract more than six complete contract years. The length of time from receipt of a Purchase Payment to the time of withdrawal determines the withdrawal charge. For this purpose, Purchase Payments will be deemed to be withdrawn in the order in which they are received and will be first from Purchase Payments and then from other Contract Values. The charge is a percentage of the withdrawal amount (not to exceed 8.5 percent of the aggregate amount of the Purchase Payments made) and equals:

CHARGE PERCENTAGE                                  YEARS PER PAYMENT
--------------------------------------------------------------------------------
9%................................................        1
9%................................................        2
8%................................................        3
7%................................................        4
5%................................................        5
3%................................................        6
0%................................................ 7 and thereafter

   In addition, the following circumstances further limit or reduce withdrawal charges: for issue ages up to 52, there is no withdrawal charge made after the 15th Contract Year and later; for issue ages 53 to 56, there is no withdrawal charge made after you attain age 67 and later; for issue ages 57 and later, any otherwise applicable withdrawal charge will be multiplied by a factor ranging from .9 to 0 for Contract Years one through 10 and later, respectively.

   A Contract Owner may make a free withdrawal from the Investment Options of the Individual Account in an amount up to the greater of: 10 percent of the Contract Value (as determined on the date of receipt of the requested withdrawal), or the Contract Value divided by the Annuitant's life expectancy based on the Code, or the amount of any Purchase Payments that have been in the Contract more than six complete Contract Years without the application of the withdrawal charge described above. Additional withdrawals in excess of such amount in any Contract Year during the period when withdrawal charges are applicable will be subject to the appropriate charge as set forth above. From time to time, Great American Reserve may permit Contract Owners to pre-authorize partial withdrawals subject to certain limitations then in effect. On or after the Maturity Date, withdrawal charges may be made under the Fourth and Fifth Annuity Options (see "Annuity Options"). No withdrawal charges otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an annuity option provided for under the Contract that begins at least four years after the effective date of the Contract and is paid under any life annuity option, or any option with payments for a minimum period of five years.

   In the case of a withdrawal of the entire amount of an Individual Account with a certain dollar amount, the withdrawal charge is deducted from the Purchase Payment amount withdrawn and the balance is paid to you. Example: You request a total withdrawal of $2,000 and the applicable withdrawal charge is 5 percent. Your Individual Account will be reduced by $2,000 and you will receive $1,880 (i.e., the $2,000 total withdrawal reduced by the 10 percent free withdrawal less the 5 percent withdrawal charge and $30 Administrative Fee). In the case of a partial withdrawal of an Individual Account in which you request to receive a specified amount, the withdrawal charge will be calculated on the total amount that must be withdrawn from your Individual Account in order to provide you with the amount requested. Example: You request to receive $1,000 with a free withdrawal amount of $200 and the applicable withdrawal charge is 5 percent. Your Individual Account will be reduced by $1,042.11. In order to make a withdrawal of $1,000, the amount withdrawn must be greater than the amount requested by the amount of the withdrawal charge. The amount withdrawn is calculated by dividing (a) the amount requested ($1,000 less the free withdrawal amount of $200) by (b) 1.00, minus the applicable deduction rate of 5 percent (or .95), which produces $1,042.11 ($842.11 plus the $200 free withdrawal amount). The value of the Individual Account will be reduced by this amount.

   ADMINISTRATIVE CHARGES. Prior to the Maturity Date, an annual administrative fee of $30 is deducted on each Contract anniversary from the Individual Account value. Great American Reserve will waive the annual administrative fee if the owner's Individual Account value is $25,000 or greater. This administrative fee has been set at a level that will recover no more than the actual costs associated with administering the Contracts. If an Individual Account is fully with-

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drawn prior to the Maturity Date, the annual administrative fee will be deducted from proceeds paid. The administrative fee deduction is made first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the Sub-accounts of the Variable Account.

   A daily charge in an amount equal to 0.15 percent of the value of each Sub-account of the Variable Account on an annual basis is also deducted to reimburse Great American Reserve for administrative expenses. This asset-based administrative charge will not be deducted from the Fixed Account. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Sub-account of the Variable Account.

   Great American Reserve does not expect to recover from such fees any amount in excess of its accumulated administrative expenses. Even though administrative expenses may increase, Great American Reserve guarantees that it will not increase the amount of the administrative fees.

   MORTALITY AND EXPENSE RISK CHARGE. Great American Reserve assumes two risks under the Contract: an annuity mortality risk and an expense risk. Great American Reserve makes daily deductions from the variable portion of a Contract at an effective annual rate equal to 1.25 percent of the value of the assets of the Variable Account for the mortality and expense risks assumed by Great American Reserve consisting of .75 percent for the mortality risk and .50 percent for the expense risk. The annuity mortality risk is Great American Reserve's promise to continue making annuity payments, determined in accordance with the annuity tables and other provisions contained in the Contract, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This promise assures that neither the longevity of an Annuitant nor an improvement in life expectancy generally will have any adverse effect on the monthly annuity payments, and that Annuitants will not outlive the amounts which have been accumulated to provide such payment. The promise is based on Great American Reserve's actuarial determination of expected mortality rates among Annuitants. If, in the future, longevity of Annuitants as a group is longer than Great American Reserve anticipated, Great American Reserve must provide amounts from its assets which are not assets of its various segregated asset accounts to fulfill its contract obligation. In that event, a loss may fall on Great American Reserve. Conversely, if longevity among Annuitants is shorter than anticipated, a gain may result to Great American Reserve.

   Great American Reserve also assumes the risk that the withdrawal charges and the administrative fees may be insufficient to cover actual sales and administrative expenses. If so, the shortfall will be made up from Great
American Reserve's general assets, which may include profits from other Sub-account deductions. Conversely, if the sales deductions and administrative fees exceed the actual sales and administrative expenses, a gain may result to Great American Reserve. The mortality and expense risk charge is not assessed against the Fixed Account.

   REDUCTION OR ELIMINATION OF CONTRACT CHARGES. In some cases, Great American Reserve may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average contribution and the use of group enrollment procedures. Then, Great American Reserve may be able to reduce or eliminate the contract charges for administrative expense and deferred sales load charges.

   PREMIUM TAXES. Any premium tax due may be deducted from Purchase Payments or from other values on the Maturity Date or at such other time as determined by Great American Reserve. The current range of premium taxes in jurisdictions in which the Contracts are made available is from 0 percent to 3.5 percent.

   OTHER CHARGES. Currently, no charge is made against the Variable Account for Great American Reserve's federal income taxes, or provisions for such taxes, that may be attributable to the Variable Account. Great American Reserve may charge each Sub-account of the Variable Account for its portion of any income tax charged to the Sub-account or its assets. Under present laws, Great American Reserve may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Great American Reserve may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its Sub-accounts could have an adverse effect on the investment experience of such Sub-accounts.

   DEATH BENEFIT BEFORE MATURITY DATE. If an Owner, Co-Owner or the Annuitant dies prior to the Maturity Date, Great American Reserve will pay the minimum death benefit to the beneficiary. The minimum death benefit will be paid either as a lump sum or under an annuity option as explained below. Generally, the distribution of the minimum death benefit must be made within five years after the Owner's or Co-Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's death, distribution may generally be made as an annuity which begins within one year of the Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Owner, dies. In the case of a Contract involving more than one Contract Owner, the death of any Contract Owner shall cause this section to apply.

   The minimum death benefit during the first seven contract years will be equal to the greater of: (a) the Contract Value on the date due proof of death is received at Great American Reserve's Administrative Office, or (b) the sum of all Purchase Payments made, less any partial withdrawals. During any subsequent seven-contract-year period, the minimum death benefit will be the greater of:
(a) the Contract Value on the date due proof of death is received at Great American Reserve's Administrative Office; or (b) the Contract Value on the last day of the previous seven-contract-year period plus any Purchase Payments made and less any subsequent partial withdrawals; or (c) the sum of all premiums paid, less any partial withdrawals. If the Annuitant or Owner dies after attaining the age of 80, the death benefit will be the Contract Value on the date due proof of death is received at Great American Reserve's Administrative Office. The minimum death benefit will be reduced by any outstanding loans.

   Death benefits generally will be paid within seven days of receipt of due proof of death at Great American Reserve's Administrative Office, subject to postponement under the same circumstances that payment or withdrawals may be postponed (see "Withdrawals").

   OPTIONS UPON  TERMINATION OF  PARTICIPATION  IN THE PLAN (FOR GROUP CONTRACTS
ONLY). Upon termination of participation in the

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                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
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Plan prior to the Maturity Date, a Contract Owner will have the following options:

   (a) leave the Individual Account in force under the Contract, and the Sub-account will continue to participate in the investment results of the selected Investment Option. On the Maturity Date, the Participant will begin to receive annuity payments. During the interim, any of the options described below may be elected by the Contract Owner. This option will automatically apply, unless written election of another option is filed with Great American Reserve.
   (b) apply the Individual Account to provide annuity payments commencing immediately.
   (c) convert the Individual Account to an individual variable annuity contract of the type then being issued by Great American Reserve.
   (d) terminate the Individual Account and receive its Contract Value less any applicable charges and outstanding loans.

   RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS. Participants in Optional Retirement Programs can withdraw their interest in a Contract only upon (1) termination of employment in all public institutions of higher education as defined by applicable law, (2) retirement, or (3) death. Accordingly, a Participant may be required to obtain a certificate of termination from his employer before he can withdraw his interest.

   RESTRICTIONS UNDER SECTION 403(b) PLANS. Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Contract Owner attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), in the case of hardship or made pursuant to a qualified domestic relations order. Withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:(1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply.

B. SETTLEMENT PROVISIONS

   OPTIONAL ANNUITY PERIOD ELECTIONS. The Contract Owner selects a Maturity Date and an Annuity option which may be on a fixed or variable basis, or a combination of both. The Contract Owner may select a Maturity Date at any time subject to applicable state requirements. The Maturity Date and the annuity options are normally established by the terms of the Contract. If the Contract Owner does not elect otherwise, (a) the manner of payment will be a lifetime annuity with 120 monthly payments certain; and (b) the value of the Owner's Individual Account will be applied as follows: (1) any value accumulated in the Fixed Account will be applied to provide a fixed annuity; and (2) any value in the Sub-account(s) of the Variable Account will be applied, separately, to provide variable annuity payments.

   By giving written notice to Great American Reserve at least 30 days prior to the Maturity Date, the Contract Owner may elect to change (a) the annuity option to any of the optional annuity forms described below or agreed to by Great American Reserve, and (b) the manner in which the value of the Owner's Individual Account is to be applied to provide annuity payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed annuity payments or vice versa). Once annuity payments commence, no changes may be elected by the Contract Owner (except transfers: see "Transfers After Maturity Date").

   No election may be made that would result in a first monthly annuity payment of less than $50 if payments are to be on a fully fixed or variable basis, or less than $50 on each basis if a combination of variable and fixed annuity payments is elected. If at any time payments are or become less than $50 per monthly payment, Great American Reserve reserves the right to change the frequency of payment to such interval as will result in annuity payments of at least $50 each, except that payments shall not be made less frequently than annually.

   Prior to the selected Maturity Date, an Individual Account may be terminated by the Contract Owner and the value thereof received in a lump sum. Once annuity payments have commenced, neither the Annuitant nor the Contract Owner can terminate the annuity benefit and receive a lump-sum settlement in lieu thereof.

   See "Federal Tax Status" for information on the federal tax status of annuity payments or other settlements in lieu thereof.

ANNUITY OPTIONS

   FIRST OPTION - LIFE ANNUITY. An Annuity payable monthly during the lifetime of the Annuitant and ceasing with the last monthly payment due prior to the death of the Annuitant. Of the first two options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one annuity payment if the Annuitant died prior to the due date of the second annuity payment.

   SECOND OPTION - LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS GUARANTEED. An Annuity payable monthly during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, payments have been made for less than 120, 180 or 240 months, as elected, annuity payments will be continued during the remainder of such period to the beneficiary designated by the Contract Owner. If no beneficiary is designated, Great American Reserve will, in accordance with the Contract provisions, pay in a lump sum to the Annuitant's estate the present value, as of the date of death, of the number of guaranteed annuity payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment.
See "Determination of Amount of the First Monthly Variable Annuity Payment" below.

   Because it provides a specified minimum number of annuity payments, this option results in somewhat lower payments per month than the First Option.

   THIRD OPTION - INSTALLMENT REFUND LIFE ANNUITY. Payments are made for the installment refund period, which is the time required for the sum of the payments to equal the amount applied, and thereafter for the life of the payee.

   FOURTH OPTION - PAYMENTS FOR A FIXED PERIOD. Payments are made for the number of years selected, which may be from three through 20. If elected on a variable basis, payments under this option will vary monthly in accordance with the net investment rate of the Sub-accounts of the Variable Account, as applicable. Should the

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Annuitant die before the specified number of monthly payments is made, the remaining payments will be computed and paid to the designated beneficiary in a lump sum payment.

   FIFTH OPTION - PAYMENTS OF A FIXED AMOUNT. Payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis are made until the Individual Account value applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. Should the Annuitant die before the value is exhausted, the remaining value will be commuted and paid to the beneficiary in a lump sum payment. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the Annuitant's death which shall result in a rate of payment at least as rapid as the rate of payment during the life of the Annuitant.

   To the extent that the Fourth or Fifth Option is elected on a variable basis, at any time during the payment period the Contract Owner may elect that the remaining value be applied to effect a lifetime annuity under one of the first two options described above, provided that the distribution will be made at least as rapidly during the life of the Annuitant. Since the Contract Owner may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, deductions for these risks will continue to be made from the Individual Account values.

   PROCEEDS APPLIED TO AN ANNUITY OPTION. All or part of the Contract Value may be applied to an annuity option. The proceeds that will be applied to the annuity option will be as follows:

   (a) the Contract Value less any outstanding loans, if the annuity option elected begins at least four years after the effective date of your Contract and is paid under any life annuity option, or any option with payments for a minimum period of five years, with no rights of early withdrawal; or
   (b) the death benefit if proceeds are payable under death of Annuitant or an Owner (as applicable); or
   (c) the Contract Value less any outstanding loans, withdrawal charge and any administrative fee.

   DETERMINATION OF AMOUNT OF THE FIRST MONTHLY VARIABLE ANNUITY PAYMENT. On or after the Maturity Date when annuity payments commence, the value of the Individual Account is determined as the total of the product(s) of (a) the value of an Accumulation Unit for each Investment Option at the end of the Valuation Period immediately preceding the Valuation Period in which the first annuity payment is due and (b) the number of Accumulation Units credited to the Individual Account with respect to each Investment Option as of the date the Annuity is to commence. Premium tax, if assessed at such time by the applicable jurisdiction, will be deducted from the Individual Account value. Any portion of the Individual Account value for which a fixed annuity election has been made is applied to provide fixed-dollar payments under the option elected.

   The amount of the first monthly variable annuity payment is then calculated by multiplying the Individual Account Value less any outstanding loans and applicable charges, which is to be applied to provide variable payments, by the amount of first monthly payment in accordance with annuity tables contained in the Contract. The annuity tables are based on the 1983 Individual Annuity Mortality Table. The amount of the first monthly payment varies according to the form of annuity selected (see "Annuity Options" above), the age of the Annuitant (for certain options) and the assumed net investment rate selected by the Contract Owner. The standard assumed net investment rate is 3 percent per annum; however, an alternative 5 percent per annum, or such other rate as Great American Reserve may offer, may be selected prior to the Maturity Date.

   The assumed net investment rates built into the annuity tables affect both the amount of the first monthly variable annuity payment and the amount by which subsequent payments may increase or decrease. Selection of a 5 percent rate, rather than the standard 3 percent rate, would produce a higher first payment, but subsequent payments would increase more slowly in periods when Annuity Unit values are rising and decrease more rapidly in periods when Annuity Unit values are declining. With either assumed rate, if the actual net investment rate during any two or more successive months was equal to the assumed rate, the annuity payments would be level during that period.

   If a greater first monthly payment would result, Great American Reserve will compute the first monthly payment on the same mortality basis as used in determining the first payment under immediate annuity contracts being issued for a similar class of Annuitants at the date the first monthly payment is due under the Contract.

   VALUE OF AN ANNUITY UNIT. On the Maturity Date, a number of Annuity Units is established for the Contract Owner for each Investment Option on which variable annuity payments are to be based. For each Sub-account of the Variable Account, the number of Annuity Units established is calculated by dividing (i) the amount of the first monthly variable annuity payment on that basis by (ii) the Annuity Unit value for that basis for the current Valuation Period. That number of Annuity Units remains constant and is the basis for calculating the amount of the second and subsequent annuity payments.

   The Annuity Unit value is determined for each Valuation Period, for each Investment Option, and is equal to the Annuity Unit value for the preceding Valuation Period multiplied by the product of (i) the net investment factor for the appropriate Sub-account (see Net Investment Factor for Each Valuation
Period) for the immediately preceding Valuation Period and (ii) a factor to neutralize the assumed net investment rate built into the annuity tables (discussed under the preceding caption), for it is replaced by the actual net investment rate in step (i). The daily factor for a 3 percent assumed net investment rate is .99991902; for a 5 percent rate, the daily factor is
 .99986634.

   AMOUNTS OF SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS. The amounts of subsequent monthly variable annuity payments are determined by multiplying (i) the number of Annuity Units established for the Annuitant for the applicable Sub-account by (ii) the Annuity Unit value for the Sub-account. If Annuity Units are established for more than one Sub-account, the calculation is made separately and the results combined to determine the total monthly variable annuity payment.

 1. EXAMPLE OF CALCULATION OF MONTHLY VARIABLE ANNUITY PAYMENTS. The determination of the amount of the variable annuity payments can be illustrated by the following hypothetical example. The example assumes that the monthly payments are based on the investment experience of only one Investment Option. If payments were based on the investment experience of more than one Investment Option, the same procedure would be followed to determine the portion of the monthly payment attributed to each Investment Option.

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                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
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2. FIRST MONTHLY PAYMENT. Assume that at the Maturity Date there are 40,000 Accumulation Units credited under a particular Individual Account and that the value of an Accumulation Unit for the second Valuation Period prior to the Maturity Date was $1.40000000; this produces a total value for the Individual Sub-account of $56,000. Assume also that no premium tax is payable and that the annuity tables in the Contract provide, for the option elected, a first monthly variable annuity payment of $5.22 per $1,000 of value applied; the first monthly payment to the Annuitant would thus be 56 multiplied by $5.22, or $292.32.

   Assume that the Annuity Unit value for the Valuation Period in which the first monthly payment was due was $1.30000000. This is divided into the amount of the first monthly payment to establish the number of Annuity Units for the participant: $292.32 $1.30000000 produces 224.862 Annuity Units. The value of this number of Annuity Units will be paid in each subsequent month.

3. SECOND MONTHLY PAYMENT. The current Annuity Unit value is first calculated. Assume a net investment factor of 1.01000000 for the second Valuation Period preceding the due date of the second monthly payment. This is multiplied by .99753980 to neutralize the assumed net investment rate of 3 percent per annum built into the number of Annuity Units determined above (if an assumed net investment rate of 5 percent had been elected, the neutralization factor would be .99594241), producing a result of 1.00751520. This is then multiplied by the Annuity Unit value for the Valuation Period preceding the due date of the second monthly payment (assume this value to be $1.30000000) to produce the current Annuity Unit value, $1.30976976.

   The second monthly payment is then calculated by multiplying the constant number of Annuity Units by the current Annuity Unit value: 224.862 times $1.30976976 produces a payment of $294.52.


   TRANSFERS AFTER MATURITY DATE. Transfers after the Maturity Date may be made upon written notice to Great American Reserve at least 30 days before the due date of the first annuity payment for which the change will apply. Transfers will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units. Great American Reserve reserves the right to limit, upon notice, the maximum number of transfers a Contract Owner may make to one in any six-month period once annuity payments have commenced. In addition, on or after the Maturity Date, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. Great American Reserve reserves the right to defer the transfer privilege at any time that Great American Reserve is unable to purchase or redeem shares of the Funds.
Great American Reserve also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

   DEATH BENEFIT ON OR AFTER MATURITY DATE. If annuity payments have been selected based on an annuity option providing for payments for a guaranteed period, and the Annuitant or an Owner dies on or after the Maturity Date, Great American Reserve will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Great American Reserve will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

C. OTHER CONTRACT PROVISIONS

   TEN-DAY RIGHT TO REVIEW. Contracts allow a "10-day free look" (in some states, the period may be longer), wherein the Contract Owner may revoke the contract by returning it to either a Great American Reserve representative or to Great American Reserve's Administrative Office within 10 days of delivery of the Contract. Great American Reserve deems this period as ending 15 days after a Contract is mailed from its Administrative Office. If the Contract is returned under the terms of the 10-day free look (or the period required in your state), Great American Reserve will refund to the Contract Owner an amount equal to all payments received with respect to the Contract.

   OWNERSHIP. The Contract Owner is the person entitled to exercise all rights under the Contract. Co-Owners may be named in Non-Qualified Contracts. Prior to the Maturity Date, the Contract Owner is the person designated in the application or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner and after the death of the Annuitant, the beneficiary is the Contract Owner.

   In the case of non-qualified Contracts, ownership of the Contract may be changed or the Contract collaterally assigned at any time during the lifetime of the Annuitant prior to the Maturity Date, subject to the rights of any irrevocable beneficiary. Assigning a Contract, or changing the ownership of a Contract, may be treated as a distribution of the Contract Value for federal tax purposes. Any change of ownership or assignment must be made in writing. Any change must be approved by Great American Reserve. Any assignment and any change, if approved, will be effective as of the date on which written. Great American Reserve assumes no liability for any payments made or actions taken before a change is approved or assignment is accepted, or responsibility for the validity of any assignment.

   In the case of qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employee's trust which is part of a retirement plan qualified under Section 401 of the Code. Subject to the foregoing, a qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose.

   MODIFICATION. Great American Reserve may modify the Contract with the approval of the Contract Owner unless provided otherwise by the Contract. After the Contract has been in force, it may be modified by Great American Reserve except that the mortality and expense risk charge, the withdrawal charges and the administrative fees cannot be increased.

   A Group Contract shall be suspended automatically on the effective date of any modification initiated by Great American Reserve if the Contract Owner fails to accept the modification. Effective with suspension, no new Participants may enter the Plan but further Purchase Payments may be made on behalf of the Participants then covered by the Contract.

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  No modification may affect Annuitants in any manner unless deemed necessary to achieve the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

   COMPANY APPROVAL. Each application is subject to acceptance by Great American Reserve. Upon acceptance, a Contract is issued to the Contract Owner and the Purchase Payment, as applicable to each Investment Option of the Individual Account, is credited to the Owner's Individual Account. If an application is complete upon receipt, the Purchase Payment will be credited to the Owner's Individual Account within two business days. If it is not complete, Great American Reserve will request additional information to complete the processing of the application. If this is not accomplished within five business days, Great American Reserve will return any Purchase Payment to the applicant unless otherwise instructed. Subsequent Purchase Payments will be credited to the Owner's Individual Account at the price next computed after the Purchase Payment is received by Great American Reserve at its Administrative Office.

FEDERAL TAX STATUS

   NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

   Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

   For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

   Great American Reserve is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from Great American Reserve, and its operations form a part of Great American Reserve.

DIVERSIFICATION

   Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

   On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

   The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

   Great  American  Reserve  intends  that  all  variable   Investment   Options
underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

   The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Variable Account will cause the Owner to be treated as the owner of the assets of the

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
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Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

   The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

   In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Variable Account.

   Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

   The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

   Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

   An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

   If the Contract is issued pursuant to a retirement plan which receives favorable treatment under the provision of Sections 401, 403(b), 408 or 457 of the Code, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

INCOME TAX WITHHOLDING

   All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

   Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

   Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate Purchase Payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your beneficiary; (e) under an immediate annuity; or (f) which are allocable to Purchase Payments made prior to August 14, 1982.

   The Contract provides that upon the death of the Annuitant prior to Maturity Date, the death proceeds will be paid to the beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the death of Owner exception described above, and will be subject to the ten (10%) percent distribution penalty unless the beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

   The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS

   The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Great American Reserve's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following

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are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

   Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

   On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a. TAX-SHELTERED ANNUITIES

   Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. INDIVIDUAL RETIREMENT ANNUITIES

   The Contracts offered by the prospectus are designed to be suitable for use as an Individual Retirement Annuity (IRA). Generally, individuals who purchase IRAs are not taxed on increases to the value of the contributions until distribution occurs. Following is a general description of IRAs with which the Contract may be used. The description is not exhaustive and is for general informational purposes only.

   Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

   SIMPLE IRAs

   Section 408(p) of the Code permits certain employers (generally those with less than 100 employees) to establish a retirement program for employees using Savings Incentive Match Plan Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Contract Owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an Owner would authorize his/her employer to deduct a certain amount from his/her pay and contribute it directly to the SIMPLE IRA. The Owner's employer will also make contributions to the SIMPLE IRA in amounts based upon certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of Contracts to be qualified as SIMPLE IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

   ROTH IRAs

   Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

   Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

   Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

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   Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. PENSION AND PROFIT-SHARING PLANS

   Sections 401(a) and 401(k) of the Code permit employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Special considerations apply to plans covering self-employed individuals, including limitations on contributions and benefits for key employees or 5 percent owners. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN

   Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans. While participants in such Plans may be permitted to specify the form of investment in which their Plan accounts will participate, all such investments are owned by the sponsoring employer and are subject to the claims of its creditors until December 31, 1998, or such earlier date as may be established by Plan amendment. However, amounts deferred under a Plan created on or after August 20, 1996 and amounts deferred under any 457 Plan after December 31, 1998 must be held in trust, custodial account or annuity contract for the exclusive benefit of Plan participants and their beneficiaries. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $7,500 ($8,000 beginning in 1998, as indexed for inflation) or 33 1/3 percent of the participant's includable compensation. However, in limited circumstances, up to $15,000 may be deferred in each of the last three years before normal retirement age.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

   In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). This penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years after the Owner first participated in the SIMPLE IRA. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) made to an alternate payee pursuant to a qualified domestic relations order;(g) from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions up to $10,000 from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

   The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of
Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) made pursuant to a qualified domestic relations order. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

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MANDATORY DISTRIBUTIONS - QUALIFIED PLANS

   Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

GENERAL MATTERS

   PERFORMANCE INFORMATION. Performance information for the Variable Account Investment Options may appear from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account Investment Options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and 10-year periods and, where less than 10 years, for the period subsequent to the date each Sub-account first became available for investment. Additional total return quotations may be shown that do not reflect a withdrawal charge deduction (assuming no withdrawal at the end of the illustrated period). Performance information may be shown by means of schedules, charts or graphs. See the Statement of Additional Information for a description of the methods used to determine yield and total return information for the Sub-accounts.

   DISTRIBUTION OF CONTRACTS. Conseco Equity Sales, Inc. ("Conseco Equity Sales"), 11815 N. Pennsylvania Street, Carmel, IN 46032, an affiliate of Great American Reserve, is the principal underwriter of the Contracts. Conseco Equity Sales is a broker-dealer registered under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of Conseco Equity Sales and broker-dealers authorized to sell the Contracts. Such registered representatives will also be licensed insurance representatives of Great American Reserve. See the Statement of Additional Information for more information.

   CONTRACT OWNER INQUIRIES. All Contract Owner inquiries should be directed to Great American Reserve's Administrative Office address or telephone number appearing on page 1 of this Prospectus.

   LEGAL PROCEEDINGS. There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Great American Reserve nor Conseco Equity Sales is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

   OTHER INFORMATION. This Prospectus contains information concerning the Variable Account, Great American Reserve, and the Contracts, but does not contain all of the information set forth in the Registration Statement and all exhibits and schedules relating thereto, which Great American Reserve has filed with the Securities and Exchange Commission, Washington, D.C.

   Additional  information  may be  obtained  from  Great  American  Reserve  by requesting  from  Great  American  Reserve's  Administrative  Office,  11815  N.
Pennsylvania Street, Carmel, Indiana 46032, a Statement of Additional Information. For convenience, the Table of Contents of the Statement of Additional Information is provided below:

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

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General Information and History
Independent Accountants
Distribution
Calculation of Yield Quotations
Calculation of Total Return Quotations
Other Performance Data
Financial Statements


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  If you would like a free copy of the Statement of Additional Information for this Prospectus, please complete this form, detach, and mail to:
                    Great American Reserve Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

Gentlemen:
Please send me a free copy of the Statement of Additional Information for Great American Reserve Variable Annuity Account E at the following address:

              Name: _______________________________________________

              Mailing Address: ____________________________________

              _____________________________________________________
                                   Sincerely,

              _____________________________________________________
                                   (Signature)
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                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
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APPENDIX A

CONSECO SERIES TRUST
Conseco Series Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on November 15, 1982. Trust shares are offered only to separate accounts of various insurance companies to fund benefits of variable life and variable annuity contracts. Conseco Capital Management, Inc. serves as the investment adviser.

THE ALGER AMERICAN FUND
The Alger American Fund is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 6, 1988. Trust shares are offered to separate accounts of various life insurance companies as investment options of variable life and variable annuity contracts and as a funding vehicle for qualified pension and retirement plans. Fred Alger Management, Inc. serves as the investment adviser.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
American Century Variable Portfolios, Inc. is an open-end management investment company organized as a Maryland corporation on June 4, 1987, and is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. The fund offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. American Century Investment Management, Inc. is the investment adviser.

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger Institutional Products Trust is an open-end management investment company organized as a business trust under the laws of the State of Delaware on October 17, 1995. Trust shares are offered only to separate accounts of various insurance companies in connection with investment in and payments under variable annuity contracts and variable life insurance contracts, as well as to certain qualified retirement plans. The investment adviser is Berger Associates, Inc. for the Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund. BBOI Worldwide LLC is the investment adviser for the Berger/BIAM IPT International Fund.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

DREYFUS STOCK INDEX FUND
Dreyfus Stock Index Fund is an open-end non-diversified, management investment company. It was incorporated in the name Dreyfus Life and Annuity Index Fund, Inc. under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. On May 1, 1994, the Fund began operating under the name Dreyfus Stock Index Fund. The Dreyfus Corporation serves as the Fund's manager and Mellon Equity Associates serves as the Fund's index manager.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund is an open-end management investment company. Trust shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity and variable life insurance contracts. The Dreyfus Corporation serves as the investment adviser.

FEDERATED INSURANCE SERIES
Federated Insurance Series is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on September 15, 1993. Trust shares are offered only to separate accounts of various insurance companies to serve as the investment medium of variable life insurance policies and variable annuity contracts issued by the insurance companies. Federated Advisers serves as the investment adviser.

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO Variable Investment Funds, Inc. is a registered, open-end management investment company that was organized as a Maryland corporation on August 19, 1993. Fund shares are intended to be funding vehicles for variable annuity contracts and variable life insurance contracts to be offered by separate accounts of certain life insurance companies. Fund shares are not available for purchase other than through the purchase of such contracts. INVESCO Funds Group, Inc. is the investment adviser.

JANUS ASPEN SERIES
Janus Aspen Series is an open-end management investment company organized as a business trust under the laws of the State of Delaware on May 20, 1993. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable life and variable annuity contracts, and to qualified retirement plans. The investment adviser and manager is Janus Capital Corporation.

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Series Inc. is a no-load, open-end management investment company. The Portfolios are offered only to qualified pension and retirement plans and variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Lazard Asset Management, a division of Lazard Freres & Co. LLC, manages each Portfolio.

LORD ABBETT SERIES FUND, INC.
Lord Abbett Series Fund, Inc. is a diversified open-end management investment company incorporated under the laws of Maryland on August 28, 1989. Shares of the Fund are only offered to separate accounts of life insurance companies to fund benefits of variable annuity contracts and variable life insurance policies. Lord, Abbett & Co. serves as the Fund's investment manager.

MITCHELL HUTCHINS SERIES TRUST
Mitchell Hutchins Series Trust is a professionally managed open-end investment company. Mitchell Hutchins Asset Management Inc., a wholly owned subsidiary of PaineWebber Incorporated, provides investment advisory and administrative services to the Portfolio.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
Neuberger & Berman Advisers Management Trust is a Delaware business trust organized pursuant to a Trust instrument dated May 23, 1994. The Trust is registered under the Investment Company Act

================================================================================

of 1940 as a diversified, open-end management investment company and consists of nine separate portfolios. Each portfolio of the Trust invests all of its net investable assets in a corresponding series of Neuberger & Berman Advisers Managers Trust, whose investment adviser is Neuberger & Berman Management Incorporated. Shares of the Trust are offered to life insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II, Inc. is a diversified open-end management investment company established as a corporation under Wisconsin law on December 28, 1990. Shares of the Fund are only offered and sold to the separate accounts of certain insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Strong Capital Management, Inc. is the investment adviser for the Fund.

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc., is an open-end management investment company and was organized as a corporation under Wisconsin law on December 28, 1990. Shares of the Fund are only offered and sold to the separate accounts of certain insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Strong Capital Management, Inc. is the investment adviser for the fund.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable life and variable annuity contracts. The investment adviser and manager is Van Eck Associates Corporation.

A full description of each of the Eligible Funds, including the investment objectives, policies and restrictions of each of the Portfolios, is contained in the Prospectuses of the Eligible Funds which accompany this Prospectus and should be read carefully by a prospective purchaser before investing.

                             GREAT AMERICAN RESERVE
                                INSURANCE COMPANY

                           VARIABLE ANNUITY ACCOUNT E
             INDIVIDUAL & GROUP VARIABLE DEFERRED ANNUITY CONTRACTS
                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 1998

               OFFERED BY GREAT AMERICAN RESERVE INSURANCE COMPANY
                   11815 N. PENNSYLVANIA ST., CARMEL, IN 46032

                                 (317) 817-3700

          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE
          PROSPECTUS FOR GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E ("VARIABLE ACCOUNT") --INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS OR GROUP VARIABLE DEFERRED ANNUITY CONTRACTS, DATED MAY 1, 1998. YOU CAN OBTAIN A COPY OF THE PROSPECTUS BY CONTACTING GREAT AMERICAN RESERVE INSURANCE COMPANY ("GREAT AMERICAN RESERVE") AT THE ADDRESS OR TELEPHONE NUMBER GIVEN ABOVE.

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
================================================================================



                             TABLE OF CONTENTS PAGE

GENERAL INFORMATION AND HISTORY............................................   3

INDEPENDENT ACCOUNTANTS....................................................   3

DISTRIBUTION...............................................................   3

CALCULATION OF YIELD QUOTATIONS............................................   3

CALCULATION OF TOTAL RETURN QUOTATIONS.....................................   3

OTHER PERFORMANCE DATA.....................................................   4

FINANCIAL STATEMENTS.......................................................   5

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
================================================================================

GENERAL INFORMATION AND HISTORY
  Great American Reserve is an indirect wholly owned subsidiary of Conseco, Inc. ("Conseco"). The operations of Great American Reserve are handled by Conseco. Conseco is a publicly owned financial services holding company, the principal operations of which are in the development, marketing and administration of specialized annuity and life insurance products. Conseco has its principal offices at 11815 N. Pennsylvania Street, Carmel, Indiana 46032.
   The Variable Account was established by Great American Reserve.

INDEPENDENT ACCOUNTANTS
   The financial statements of Great American Reserve Variable Annuity Account E and Great American Reserve included in the Prospectus and the Statement of Additional Information have been examined by Coopers & Lybrand L.L.P.,
Indianapolis, Indiana, independent accountants, for the periods indicated in their reports as stated in their opinion and have been so included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

DISTRIBUTION
   Great American Reserve continuously offers the Contracts through associated persons of the principal underwriter for Variable Account, Conseco Equity Sales, Inc. ("CES"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. CES is located at 11815 N. Pennsylvania Street, Carmel, Indiana 46032, and is an affiliate of Great American Reserve. For the years ended December 31, 1997, 1996 and 1995, Great American Reserve paid CES total underwriting commissions of $449,417, $2,195,600 and $684,533. In addition, certain Contracts may be sold by life insurance/registered representatives of other registered broker-dealers.

   CES performs the sales functions relating to the Contracts and Great American Reserve provides all administrative services. To cover the sales expenses and administrative expenses (including such items as salaries, rent, postage, telephone, travel, legal, actuarial, audit, office equipment and printing), Great American Reserve makes sales and administrative deductions, varying by type of Contract. See "Contract Charges" in the Prospectus.

CALCULATION OF YIELD QUOTATIONS
   The Money Market Sub-account's standard yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission. Under this method, the yield quotation is based on a seven-day period and computed as follows: The Money Market Sub-account's daily net investment factor, minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yields of the seven-day period are then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees, mortality and expense risk fees and the administrative charge, but does not include a deduction of any applicable annual administrative fees. Because of these deductions, the yield for the Money Market Sub-account will be lower than the yield for the corresponding Fund of the Conseco Series Trust.

   The Money Market Sub-account's effective yield may appear in sales material and advertising for the same seven-day period, determined on a compound basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

   The yield on the Money Market Sub-account will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average Sub-account maturity, the types and quality of Portfolio securities held by the corresponding Fund of the Conseco Series Trust and its operating expenses.

   The Portfolios of the eligible Funds may advertise investment performance figures, including yield. Each Sub-account's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:

                        YIELD = 2 ((A - B/CD) + 1)6 - 1)
   Where:
   A = the net investment income earned during the period by the Portfolio.
   B = the expenses accrued for the period (net of reimbursements, if any).
   C = the average daily number of  accumulation  units  outstanding  during the period.
   D = the maximum offering price per accumulation unit on the last day of the period.

CALCULATION OF TOTAL RETURN QUOTATIONS
   Great American Reserve may include certain total return quotations for one or more of the Portfolios of the eligible Funds in advertising, sales literature or reports to Contract Owners or prospective purchasers. Such total return quotations will be expressed as the average annual rate of total return over one-, five- and 10-year periods ended as of the end of the immediately preceding calendar quarter, and as the dollar amount of annual total return on a year-to-year, rolling 12-month basis ended as of the end of the immediately preceding calendar quarter.

   Average annual total return quotations are computed according to the following formula:

                                 P (1+T)n = ERV

   Where:
   P = beginning  purchase payment of $1,000
   T = average annual total return
   n = number of years in period
   ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five-or 10-year period at the end of the one-, five- or 10-year period (or fractional portion thereof).

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
PAYMENT VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/97:

                                                              Since
Variable Account Sub-Accounts (1)                  1 Year    Inception
-------------------------------------              ------    ---------
CONSECO SERIES TRUST
Asset Allocation Portfolio                          5.82%     19.27(2)
Common Stock Portfolio                              6.54%     26.67(2)
Corporate Bond Portfolio                           (1.30)%     5.74(2)
Government Securities Portfolio                    (2.79)%     4.31(2)

================================================================================

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ......      12.98%    10.38%(4)
Alger American Leveraged
   AllCap Portfolio ..................       7.53%    22.43%(3)
Alger American MidCap Growth Portfolio       3.32%     1.15%(4)
Alger American Small Capitalization
   Portfolio .........................        .07%     9.43%(3)
American Century Variable
   Portfolios, Inc.
VP International .....................        N/A    (.004)%(5)
VP Value .............................        N/A     18.75%
Berger IPT
Berger IPT - 100 Fund ................       2.17%     3.07%(4)
Berger IPT - Growth and Income Fund ..      12.28%    13.74%(4)
Berger IPT - Small Company Growth Fund       9.06%     4.35%(4)
Berger/BIAM IPT - International Fund .        N/A   (16.38)%(5)
Neuberger & Berman Advisers
   Management Trust
Limited Maturity Bond Portfolio ......        N/A    (6.75)%(5)
Partners Portfolio ...................        N/A     20.77%(5)
Strong Opportunity Fund II, Inc
Opportunity Fund II ..................        N/A     19.31%(5)
Strong Variable Insurance
   Funds, Inc. .......................
Growth Fund II .......................        N/A     25.21%(5)
The Dreyfus Socially Responsible
   Growth Fund, Inc ..................      15.33%    20.87%(3)
Dreyfus Stock Index Fund .............      19.46%    22.33%(3)
Federated Insurance Series
Federated High Income Bond Fund II ...       2.21%     8.58%(3)
Federated International Equity Fund II      (1.13)%    3.35%(3)
Federated Utility Fund II ............      13.77%    14.34%(3)
Janus Aspen Series
Aggressive Growth Portfolio ..........       1.22%    13.11%(3)
Growth Portfolio .....................      10.31%    17.45%(3)
Worldwide Growth Portfolio ...........       9.73%    22.93%(3)
Van Eck Worldwide Insurance
   Trust
Worldwide Bond Fund ..................      (8.09)%  (1.91)%(3)
Worldwide Emerging Markets Fund ......     (20.72)%  (5.77)%(4)
Worldwide Hard Assets Fund ...........     (11.76)%    4.28%(3)

----------
(1) No information is provided with respect to the Sub-accounts investing in The American Century Variable Portfolios, Inc. VP Income and Growth Fund, the INVESCO Variable Investment Funds, Inc. INVESCO VIF - High Yield and INVESCO VIF - Industrial Income Portfolios; the Dreyfus Variable Investment Fund, Inc. International Value and Disciplined Stock Portfolios; the Lazard Retirement Series, Inc. Lazard Retirement Equity and Lazard Retirement Small Cap Portfolios; the Mitchell Hutchins Series Trust Growth and Income Portfolio; and the Van Eck Worldwide Insurance Trust Worldwide Real Estate Funds, because these Funds were not available as of December 31, 1997.
(2) Since  inception (July 25, 1994).
(3) Since  inception (June 1, 1995).
(4) Since inception (May 1, 1996).
(5) Since inception (May 1, 1997).


OTHER PERFORMANCE DATA
   Great American Reserve may from time to time also illustrate average annual total returns in a non-standard format, as appears in the following "Gross Average Annual Total Returns" table, in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the withdrawal charge percentage will be assumed to be zero.

   All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

   Performance data for the Variable Account investment options may be compared in advertisements, sales literature and reports to contract owners, with the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

   Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment option's performance returns, or returns in general, which may be illustrated by graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

   Reports and promotional literature may also contain the ratings Great American Reserve has received from independent rating agencies. However, Great American Reserve does not guarantee the investment performance of the Variable Account investment options.


INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
PAYMENT VARIABLE ANNUITY

GROSS AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/97:

                                                                Since
Variable Account Sub-Accounts (1)                 1 Year      Inception
-------------------------------------             ------     ----------
CONSECO SERIES TRUST
Asset Allocation Portfolio ...................    16.21%      21.88%(2)
Common Stock Portfolio .......................    17.04%      29.40%(2)
Corporate Bond Portfolio .....................     8.39%       8.12%(2)
Government Securities Portfolio ..............     6.76%       6.67%(2)
THE ALGER AMERICAN FUND
Alger American Growth Portfolio ..............    24.00%      16.68%(4)
Alger American Leveraged AllCap Portfolio ....    18.02%      26.47%(3)
Alger American MidCap Growth Portfolio .......    13.41%       6.96%(4)
Alger American Small Capitalization
   Portfolio .................................     9.84%       3.12%(3)
AMERICAN CENTURY VARIABLE
   PORTFOLIOS, INC.
VP International .............................      N/A       14.16%(5)
VP Value .....................................      N/A       35.48%(5)
BERGER IPT
Berger IPT - 100 Fund ........................    12.18%       8.99%(4)
Berger IPT - Growth and Income Fund ..........    23.26%      20.22%(4)
Berger IPT - Small Company Growth Fund .......    19.64%      10.31%(4)
Berger/BIAM IPT - International Fund .........      N/A      (4.46)%(5)
NEUBERGER & BERMAN ADVISERS
   MANAGEMENT TRUST
Limited Maturity Bond Portfolio ..............      N/A        6.50%(5)
Partners Portfolio ...........................      N/A       37.77%(5)
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II ..........................      N/A       36.12%(5)
STRONG VARIABLE INSURANCE
   FUNDS, INC.
Growth Fund II ...............................      N/A       42.82%(5)
THE DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC ..........................    26.60%      24.92%(3)
DREYFUS STOCK INDEX FUND .....................     3.11%      26.43%(3)
FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ...........    12.25%      12.29%(3)
Federated International Equity Fund II .......     8.55%       6.90%(3)
Federated Utility Fund II ....................    24.88%      18.21%(3)
JANUS ASPEN SERIES
Aggressive Growth Portfolio ..................    11.10%      16.90%(3)
Growth Portfolio .............................    21.04%      21.38%(3)
Worldwide Growth Portfolio ...................    20.46%      27.02%(3)
VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE BOND FUND ..........................      .96%       1.50%(3)
Worldwide Emerging Markets Fund ..............  (12.83)%      (.59)%(4)
Worldwide Hard Assets Fund ...................    3.05)%       7.85%(3)

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
================================================================================

----------
(1) No information is provided with respect to the Sub-accounts investing in The American Century Variable Portfolios, Inc. Income and Growth Fund, the INVESCO Variable Investment Funds, Inc. INVESCO VIF - High Yield and INVESCO VIF Industrial Income Portfolios; the Dreyfus Variable Investment Fund, Inc. International Value and Disciplined Stock Portfolios; the Lazard Retirement Series, Inc. Lazard Retirement Equity and Lazard Retirement Small Cap Portfolios, the Mitchell Hutchins Series Trust Growth and Income Portfolio; and the Van Eck Worldwide Insurance Trust Worldwide Hard Assets and Worldwide Real Estate Funds, because these Funds were not available as of December 31, 1997.
(2) Since inception (July 25, 1994).
(3) Since inception (June 1, 1995).
(4) Since inception (May 1, 1996).
(5) Since inception (May 1,1997).


FINANCIAL STATEMENTS
   Audited Financial Statements of Great American Reserve Annuity Account E and Great American Reserve Insurance Company as of December 31, 1997 are included herein.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
                                         Cost       Shares       Value
                                         ----       ------       -----
Assets: Investments in portfolio
shares, at net asset value
(Note 2):
THE ALGER AMERICAN FUND:
Growth Portfolio ..............   $     22,486.9    932,278 $    961,539
Leveraged AllCap Portfolio ....        101,469.1  2,061,354    2,351,038
MidCap Portfolio ..............         31,470.0    761,602      760,944
Small Capitalization Portfolio         125,541.1  5,188,588    5,492,424
AMERICAN CENTURY VARIABLE
   PORTFOLIOS, INC.:
VP International Fund .........         26,123.1    177,814      178,682
VP Value Fund .................         73,653.2    505,492      510,417
BERGER INSTITUTIONAL
   PRODUCTS TRUST:
100 Fund ......................         65,249.2    752,521      724,918
Growth and Income Fund ........         81,602.4  1,076,683    1,092,656
Small Company Growth Fund .....         18,340.0    208,826      221,181
BIAM International Fund .......        201,289.5  2,012,558    1,970,624
CONSECO SERIES TRUST:
Asset Allocation Portfolio ....        851,457.8 11,661,996   11,341,977
Common Stock Portfolio ........        958,490.9 20,655,014   19,326,216
Corporate Bond Portfolio ......        525,377.4  5,259,245    5,324,957
Government Securities Portfolio         36,843.7    439,928      443,603
Money Market Portfolio ........      3,543,929.1  3,543,929    3,543,929
DREYFUS STOCK INDEX FUND ......        633,476.5 14,861,552   16,312,021
THE DREYFUS SOCIALLY RESPON-
   SIBLE GROWTH FUND, INC .....         85,225.6  1,995,972    2,128,083
FEDERATED INSURANCE SERIES:
High Income Bond Fund II ......        269,559.6  2,798,328    2,951,677
International Equity Fund II ..         32,009.8    386,779      392,760
Utility Fund II ...............         72,988.5    879,413    1,043,005
THE JANUS ASPEN SERIES:
Aggressive Growth Portfolio ...        136,236.9  2,519,649    2,799,669
Growth Portfolio ..............        461,464.6  7,810,949    8,527,866
Worldwide Growth Portfolio ....        654,303.1 14,040,224   15,304,149
NEUBERGER & BERMAN ADVISERS
MANAGEMENT TRUST:
Limited Maturity Bond Portfolio          1,855.7     26,017       26,203
Partners Portfolio ............         60,287.5  1,223,446    1,241,922
STRONG VARIABLE
   INSURANCE FUNDS, INC.:
Growth Fund II ................          8,151.2    103,672      101,483
Strong Opportunity Fund II.....         14,104.5    304,667      306,069
THE VAN ECK WORLDWIDE
   INSURANCE TRUST:
Worldwide Bond Fund ...........        315,450.1  3,404,758    3,466,797
Worldwide
   Emerging Markets Fund ......        174,418.2  2,359,098    1,918,600
Worldwide Hard Asset Fund
   (Note 1) ...................        288,721.6  4,534,307    4,538,703
Total assets ............................................... 115,304,112

Liabilities:
Amounts due to Great American Reserve Insurance Company ....     140,354
Net assets (Note 6) ........................................$115,163,758

The accompanying notes are an integral part of these financial statements.


GREAT AMERICAN RESERVE VARIABLE ANNUITY
ACCOUNT E

STATEMENT OF ASSETS AND LIABILITIES CONTINUED
DECEMBER 31, 1997

                                    UNITS           UNIT         REPORTED
                                                    VALUE          VALUE
Net assets attributable to:
Contract owners' deferred annuity reserves:
THE ALGER AMERICAN FUND:
Growth Portfolio ...............   742,232.6     $1.293971    $  960,427
Leveraged AllCap Portfolio ..... 1,279,295.5      1.835511     2,348,160
MidCap Portfolio ...............   679,329.8      1.118979       760,156
Small Capitalization Portfolio . 3,988,447.7      1.375354     5,485,527
AMERICAN CENTURY VARIABLE
   PORTFOLIOS, INC.:
VP International Fund ..........   163,369.8      1.092954       178,556
VP Value Fund ..................   415,890.9      1.225987       509,877
BERGER INSTITUTIONAL
   PRODUCTS TRUST:
100 Fund .......................   627,056.2      1.154662       724,038
Growth and Income Fund .........   802,420.3      1.360249     1,091,491
Small Company Growth Fund ......   187,471.2      1.178105       220,861
BIAM International Fund ........ 2,029,229.7      0.969881     1,968,111
CONSECO SERIES TRUST:
Asset Allocation Portfolio ..... 5,740,115.3      1.973445    11,327,800
Common Stock Portfolio ......... 7,962,515.1      2.424118    19,302,081
Corporate Bond Portfolio ....... 4,066,811.9      1.307768     5,318,446
Government Securities Portfolio.   354,897.0      1.248382       443,047
Money Market Portfolio ......... 3,116,004.9      1.136082     3,540,038
DREYFUS STOCK INDEX FUND ....... 8,884,648.6      1.833764    16,292,345
THE DREYFUS SOCIALLY RESPON-
   SIBLE GROWTH FUND, INC. ..... 1,195,614.4      1.777912     2,125,697
FEDERATED INSURANCE SERIES:
High Income Bond Fund II ....... 2,184,738.8      1.349419     2,948,127
International Equity Fund II ...   329,971.3      1.188469       392,161
Utility Fund II ................   675,836.3      1.541347     1,041,698

THE JANUS ASPEN SERIES:
Aggressive Growth Portfolio .... 1,867,131.1      1.497524     2,796,074
Growth Portfolio ............... 5,160,717.8      1.650431     8,517,407
Worldwide Growth Portfolio ..... 8,234,605.0      1.856255    15,285,524
NEUBERGER & BERMAN ADVISERS
   MANAGEMENT TRUST:
Limited Maturity Bond Portfolio.    25,088.9      1.043140        26,171
Partners Portfolio ............. 1,000,599.9      1.239881     1,240,625
STRONG VARIABLE INSURANCE
   FUNDS, INC.:
Growth Fund II .................    79,814.6      1.270148       101,376
Strong Opportunity Fund II .....   248,615.4      1.229863       305,763
THE VAN ECK WORLDWIDE
   INVESTMENT TRUST:
Worldwide Bond Fund ............ 3,332,067.1      1.039146     3,462,503
Worldwide
   Emerging Markets Fund ....... 1,935,324.5      0.990151     1,916,263
Worldwide
   Hard Assets Fund (Note 1) ...       156.5      1.417413           222
Net assets (Note 6) ....................................... $115,163,758

 The accompanying notes are an integral part of these financial statements.

================================================================================
GREAT AMERICAN RESERVE VARIABLE ANNUITY
ACCOUNT E

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                     1997         1996
                                                     -----        -----
Investment income:
   Dividends from investments
   in portfolio shares .......................   $7,456,439   $1,880,859
Expenses:
   Mortality and expense risk fees ...........      848,167      211,735
Administrative fees ..........................      101,780       24,908
Total expenses ...............................      949,947      236,643
Net investment income ........................    6,506,492    1,644,216
Net realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Net realized gains on sales of investments
   in portfolio shares .......................      284,803       90,408
Net change in unrealized appreciation
   of investments in portfolio shares ........    1,446,801    1,416,628
Net gain on investments in portfolio shares ..    1,731,604    1,507,036
Net increase in net assets from operations ...   $8,238,096   $3,151,252

The accompanying notes are an integral part of these financial statements.


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


                                             1997              1996
                                             -----             -----
Changes from operations:
   Net investment income ............   $   6,506,492    $   1,644,216
Net realized gains on sales of
   investments ......................         284,803           90,408
Net change in unrealized appreciation
   of investments ...................       1,446,801        1,416,628
Net increase in net assets
   from operations ..................       8,238,096        3,151,252
Changes from principal transactions:
   Net contract purchase payments ...      75,117,717       26,259,253
Contract redemptions ................      (2,305,982)        (523,287)
Net transfers (to) from fixed account         146,732         (239,681)
Net increase in net assets from
   principal transactions ...........      72,958,467       25,496,285
Net increase in net assets ..........      81,196,563       28,647,537

NET ASSETS, BEGINNING OF YEAR .......      33,967,195        5,319,658
Net assets, end of year (Note 6) ....   $ 115,163,758    $  33,967,195

 The accompanying notes are an integral part of these financial statements.


GREAT AMERICAN RESERVE VARIABLE ANNUITY
ACCOUNT E

Notes to Financial Statements

  DECEMBER 31, 1997

(1) GENERAL
   Great American Reserve Variable Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E was established on November 12, 1993 and commenced operations on July 25, 1994 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Great American Reserve Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Prior to June 1, 1995, Account E invested solely in shares of the portfolios of the Conseco Series Trust. Currently, the following investment options are available (effective date in parenthesis):

   THE ALGER AMERICAN FUND Growth Portfolio (June 1, 1996) Leveraged AllCap Portfolio (June 1, 1995) MidCap Portfolio (June 1, 1996) Small Capitalization Portfolio (June 1, 1995)
   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (MAY 1, 1997) VP International Fund and VP Value Fund
   BERGER INSTITUTIONAL PRODUCTS TRUST 100 Fund (June 1, 1996) Growth and Income Fund (June 1, 1996) Small Company Growth Fund (June 1, 1996) BIAM International Fund (May 1, 1997) CONSECO SERIES TRUST Asset Allocation Portfolio, Common Stock Portfolio, Corporate Bond Portfolio, Government Securities Portfolio, Money Market Portfolio
   THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (JUNE 1, 1995)
   DREYFUS STOCK INDEX FUND (JUNE 1, 1995)
   FEDERATED INSURANCE SERIES (JUNE 1, 1995) High Income Bond Fund II, International Equity Fund II, Utility Fund II
   THE JANUS ASPEN SERIES (JUNE 1, 1995) Aggressive Growth Portfolio, Growth Portfolio, Worldwide Growth Portfolio
   NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (MAY 1, 1997) Limited Maturity Bond Portfolio, Partners Portfolio
   STRONG VARIABLE INSURANCE FUNDS, INC. Growth Fund II (May 1, 1997)
   STRONG OPPORTUNITY FUND II (MAY 1, 1997)
   THE VAN ECK WORLDWIDE INSURANCE TRUST Worldwide Bond Fund (June 1, 1995), Worldwide Emerging Markets Fund (June 1, 1996), Worldwide Hard Assets Fund (June 1, 1995)

   Van Eck Worldwide Insurance Trust terminated the Worldwide Hard Assets Fund on May 1, 1997 and the Gold and Natural Resources Fund was renamed the Worldwide Hard Assets Fund. The remaining units in the terminated fund relate to contract owners who have not transferred out.

   The financial statements have been prepared in accordance with generally accepted accounting principles and, as such, include amounts based on informed estimates and judgements of management with consideration given to materiality. Actual results could differ from those estimates.

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
================================================================================

(2) Summary of Significant Accounting Policies

   INVESTMENT VALUATION, TRANSACTIONS AND INCOME
   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account E as of the beginning of each valuation date.

   FEDERAL INCOME TAXES
   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

   ANNUITY  RESERVES
   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN
    PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares were $90,025,395 and $29,565,192 for the years ended December 31, 1997 and 1996, respectively. The aggregate proceeds from sales of investments in portfolio shares were $10,491,816 and $2,741,697 for the years ended December 31, 1997 and 1996, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account E a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of Account E, for assuming the mortality and expense risks. These fees were $848,167 and $211,735 for the years ended December 31, 1997 and 1996, respectively.

   Pursuant to an agreement between Account E and the Company (which may be terminated by the Company), the Company provides sales and administrative services to Account E, as well as a guaranteed minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30. Sales and administrative charges were $120,852 and $21,774 for the years ended December 31, 1997 and 1996, respectively. The Company also deducts daily from Account E a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account E, for administrative expenses. These expenses were $101,780 and $24,908 for the years ended December 31, 1997 and 1996, respectively.

(5) OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Financial Services, Inc., an affiliate of the Company.

(6) NET ASSETS

Net assets consisted of the following at December 31, 1997:

Proceeds from the sales of units since organization,
   less proceeds of units redeemed .....................   $103,499,006
Undistributed net investment income ....................      8,400,076
Undistributed net realized gains on sales of investments        447,223
Net unrealized appreciation of investments .............      2,817,453
Total net assets .......................................   $115,163,758

================================================================================

    REPORT OF INDEPENDENT ACCOUNTANTS

   To The Board of Directors of Great American Reserve Insurance Company and Contract Owners of Great American Reserve Variable Annuity Account E

   We have audited the accompanying statement of assets and liabilities of Great American Reserve Variable Annuity Account E (the "Account") as of December 31, 1997, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned at December 31, 1997 by correspondence with custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great American Reserve Variable Annuity Account E as of December 31, 1997, and the results of its operations and changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Indianapolis, Indiana
February 23, 1998


REPORT OF INDEPENDENT ACCOUNTANTS

   To the Shareholders and Board of Directors Great American Reserve Insurance Company

   We have audited the accompanying balance sheet of Great American Reserve Insurance Company (the "Company") as of December 31, 1997 and 1996, and the related statements of operations, shareholder's equity and cash flows for the years ended December 31, 1997 and 1996 and the four months ended December 31, 1995. We have also audited the accompanying statement of operations, shareholder's equity and cash flows of the Company for the eight months ended August 31, 1995 based on the basis of accounting applicable to periods prior to the adoption of push down accounting upon Conseco, Inc.'s purchase of all common shares of the Company it did not previously own (see note 1 of the notes to financial statements regarding the adoption of push down accounting). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great American Reserve Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for the years ended December 31, 1997 and 1996, the four months ended December 31, 1995 and the eight months ended August 31, 1995, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Indianapolis, Indiana
April 20, 1998

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
================================================================================

                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                Financial Statements - December 31, 1997 AND 1996
================================================================================



                                  BALANCE SHEET


(DOLLARS IN MILLIONS, EXCEPT PER SHARE AMOUNT)
--------------------------------------------------------------------------------------------------------------------
                                                                                            1997           1996
--------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments:
    Actively managed fixed maturities at fair value
      (amortized cost: 1997 - $1,705.2; 1996 - $1,810.8)...............................   $1,734.0      $1,795.1
    Mortgage loans.....................................................................       57.2          77.3
    Credit-tenant loans................................................................       88.9          93.4
    Policy loans.......................................................................       80.6          80.8
    Other invested assets..............................................................       88.2          89.0
    Short-term investments.............................................................       49.5          14.8
    Assets held in separate accounts...................................................      402.1         232.4
--------------------------------------------------------------------------------------------------------------------
      Total investments................................................................    2,500.5       2,382.8
Accrued investment income..............................................................       30.5          32.9
Cost of policies purchased.............................................................      101.6         143.0
Cost of policies produced..............................................................       60.7          38.2
Reinsurance receivables................................................................       21.9          25.7
Goodwill (net of accumulated amortization: 1997 - $13.2; 1996 - $11.7).................       48.2          49.7
Other assets...........................................................................        8.3           8.2
--------------------------------------------------------------------------------------------------------------------
      Total assets.....................................................................   $2,771.7      $2,680.5
====================================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
  Liabilities:
    Insurance liabilities:
      Interest sensitive products......................................................   $1,522.1      $1,636.5
      Traditional products.............................................................      248.3         251.5
      Claims payable and other policyholder funds......................................       62.5          69.5
      Liabilities related to separate accounts.........................................      402.1         232.4
    Income tax liabilities.............................................................       44.2          29.8
    Investment borrowings .............................................................       61.0          48.4
    Other liabilities..................................................................       14.6          15.5
--------------------------------------------------------------------------------------------------------------------
      Total liabilities................................................................    2,354.8       2,283.6
--------------------------------------------------------------------------------------------------------------------
  Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
      shares authorized, 1,043,565 shares issued and outstanding)......................      380.8         380.8
    Accumulated other comprehensive income:
      Unrealized appreciation (depreciation) of fixed maturity securities
        (net of applicable deferred income taxes: 1997-- $4.4; 1996-- $(2.4))..........        8.2          (4.4)
      Unrealized appreciation (depreciation) of other investments
        (net of applicable deferred income taxes: 1997-- $.3; 1996-- $(.1))............         .5           (.2)
    Retained earnings..................................................................       27.4          20.7
--------------------------------------------------------------------------------------------------------------------
      Total shareholder's equity.......................................................      416.9         396.9
--------------------------------------------------------------------------------------------------------------------
      Total liabilities and shareholder's equity.......................................   $2,771.7      $2,680.5
====================================================================================================================


    The accompanying notes are an integral part of the financial statements.

================================================================================
                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                        FINANCIAL STATEMENTS - CONTINUED
================================================================================
                             STATEMENT OF OPERATIONS

(DOLLARS IN MILLIONS)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        PRIOR BASIS
                                                                                                                       -------------
                                                                                 YEAR          YEAR       FOUR MONTHS  EIGHT MONTHS
                                                                                 ENDED         ENDED         ENDED         ENDED
                                                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   AUGUST 31,
                                                                                 1997          1996          1995          1995
------------------------------------------------------------------------------------------------------------------------------------
Revenues:
  Insurance policy income................................................       $ 75.7       $ 81.4         $ 31.8         $ 60.5
  Net investment income..................................................        222.6        218.4           74.2          136.4
  Net investment gains...................................................         13.3          2.7           12.5            7.3
------------------------------------------------------------------------------------------------------------------------------------
    Total revenues.......................................................        311.6        302.5          118.5          204.2
------------------------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
  Insurance policy benefits..............................................         56.5         54.9           18.9           45.9
  Change in future policy benefits.......................................         (4.8)        (3.7)            .2           (4.3)
  Amounts added to annuity and financial product
    policyholder account balances:
    Interest.............................................................         83.6         93.8           32.9           66.7
    Other amounts added to variable annuity products.....................         55.7         35.6           11.3            7.9
  Interest expense on investment borrowings..............................          4.0          6.2            1.0            3.6
  Amortization...........................................................         27.1         20.3           15.3           16.0
  Other operating costs and expenses.....................................         28.2         54.3           13.1           23.7
------------------------------------------------------------------------------------------------------------------------------------
    Total benefits and expenses..........................................        250.3        261.4           92.7          159.5
------------------------------------------------------------------------------------------------------------------------------------
    Income before income taxes...........................................         61.3         41.1           25.8           44.7
Income tax expense.......................................................         22.1         15.4            9.7           16.5
------------------------------------------------------------------------------------------------------------------------------------
    Net income...........................................................       $ 39.2       $ 25.7         $ 16.1         $ 28.2
====================================================================================================================================

                              The accompanying notes are an integral part of the financial statements.

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
================================================================================

                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                        FINANCIAL STATEMENTS - CONTINUED
================================================================================
                        STATEMENT OF SHAREHOLDER'S EQUITY

(DOLLARS IN MILLIONS)

====================================================================================================================================
                                                                                           COMMON STOCK  ACCUMULATED OTHER
                                                                                          AND ADDITIONAL   COMPREHENSIVE   RETAINED
                                                                                 TOTAL    PAID-IN CAPITAL     INCOME       EARNINGS
------------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1994 (a)...........................................       $364.9       $339.7         $(55.1)         $80.3
  Comprehensive income, net of tax:
    Net income (a).......................................................         28.2         --             --             28.2
    Change in unrealized appreciation (depreciation) of securities
      (net of applicable income taxes of 34.1) (a).......................         59.0         --             59.0           --
----------------------------------------------------------------------------------------
        Total comprehensive income (a)...................................         87.2
  Dividends on common stock (a)..........................................        (41.2)        --
  Adjustment of balance due to new accounting basis......................          5.1         41.1           (2.0)         (34.0)
------------------------------------------------------------------------------------------------------------------------------------
Balance, August 31, 1995.................................................        416.0        380.8            1.9           33.3
  Comprehensive income, net of tax:
    Net income...........................................................         16.1         --             --             16.1
    Change in unrealized appreciation (depreciation) of securities
      (net of applicable income taxes of $6.1)...........................         10.5         --             10.5           --
----------------------------------------------------------------------------------------
        Total comprehensive income.......................................         26.6
------------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1995...............................................        442.6        380.8           12.4           49.4
  Comprehensive income, net of tax:
    Net income...........................................................         25.7         --             --             25.7
    Change in unrealized appreciation (depreciation) of securities
      (net of applicable income taxes of ($9.7)).........................        (17.0)        --            (17.0)          --
----------------------------------------------------------------------------------------
        Total comprehensive income.......................................          8.7
  Dividends on common stock..............................................        (54.4)        --             --            (54.4)
------------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1996...............................................        396.9        380.8           (4.6)          20.7
  Comprehensive income, net of tax:
    Net income...........................................................         39.2         --             --             39.2
    Change in unrealized appreciation (depreciation) of securities
      (net of applicable income taxes of $7.2)...........................         13.3         --             13.3           --
----------------------------------------------------------------------------------------
        Total comprehensive income.......................................         52.5         --             --             --
  Dividends on common stock..............................................        (32.5)        --             --            (32.5)
------------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1997...............................................       $416.9       $380.8          $ 8.7          $27.4
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------

(a)  Prior basis.

                              The accompanying notes are an integral part of the financial statements.

                                                                                                                                  11

================================================================================

                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                        FINANCIAL STATEMENTS - CONTINUED
================================================================================
                             STATEMENT OF CASH FLOWS

(DOLLARS IN MILLIONS)

====================================================================================================================================

                                                                                                                        PRIOR BASIS
                                                                                                                        ------------
                                                                                 YEAR          YEAR     FOUR MONTHS     EIGHT MONTHS
                                                                                ENDED         ENDED         ENDED           ENDED
                                                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,     AUGUST 31,
                                                                                 1997          1996          1995            1995
------------------------------------------------------------------------------------------------------------------------------------
Cash flows from operating activities:
  Net income.............................................................       $ 39.2       $ 25.7         $ 16.1         $ 28.20
  Adjustments to reconcile net income to net cash
    provided by operating activities:
    Amortization.........................................................         27.1         20.3           15.3           16.0
    Income taxes.........................................................          6.7         (3.9)           2.3            2.9
    Insurance liabilities................................................        (60.9)       (40.5)         (25.8)         (14.0)
    Amounts added to annuity and financial product
      policyholder account balances......................................        139.3        129.4           44.2           74.6
    Fees charged to insurance liabilities................................        (31.3)       (32.8)         (10.3)         (22.2)
    Accrual and amortization of investment income........................           .3          3.1            3.2           (1.8)
    Deferral of cost of policies produced................................        (31.8)       (13.2)          (3.0)          (6.6)
    Investment gains.....................................................        (13.3)        (2.7)         (12.5)          (7.3)
    Other................................................................         (4.6)        (8.8)          (8.9)          (3.2)
------------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities..........................         70.7         76.6           20.6           66.6
------------------------------------------------------------------------------------------------------------------------------------
Cash flows from investing activities:
  Sales of investments...................................................        755.2        988.9          513.2          406.5
  Maturities and redemptions.............................................        150.4        101.7           60.4           57.5
  Purchases of investments...............................................       (753.6)      (954.2)        (532.2)        (476.2)
------------------------------------------------------------------------------------------------------------------------------------
      Net cash provided (used) by investing activities...................        152.0        136.4           41.4          (12.2)
------------------------------------------------------------------------------------------------------------------------------------
Cash flows from financing activities:
  Deposits to insurance liabilities......................................        255.9        169.8           50.8          104.4
  Cash paid in reinsurance recapture.....................................         --           --            (71.1)           --
  Investment borrowings..................................................         12.6        (35.8)         (36.8)         121.0
  Withdrawals from insurance liabilities.................................       (424.0)      (306.7)         (71.9)        (166.3)
  Dividends paid on common stock.........................................        (32.5)       (44.5)          --            (41.2)
------------------------------------------------------------------------------------------------------------------------------------
      Net cash provided (used) by financing activities...................       (188.0)      (217.2)        (129.0)          17.9
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in short-term investments..................         34.7         (4.2)         (67.0)          72.3
Short-term investments, beginning of period..............................         14.8         19.0           86.0           13.7
------------------------------------------------------------------------------------------------------------------------------------
Short-term investments, end of period....................................       $ 49.5       $ 14.8         $ 19.0         $ 86.0
====================================================================================================================================

                             The accompanying notes are an integral part of the financial statements.

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
================================================================================
                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION AND BASIS OF PRESENTATION
   Great American Reserve Insurance Company (the "Company") markets tax-qualified annuities and certain employee benefit- related insurance products through professional independent agents. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company engaged in the development, marketing and administration of supplemental health insurance, annuity, individual life insurance, individual and group major medical insurance and other insurance products. During 1994, Conseco effectively owned 36 percent of the Company, through its ownership interest in CCP Insurance, Inc. ("CCP"), a holding company organized for companies previously acquired by Conseco Capital Partners, Inc. (the "Partnership"), a limited partnership organized by Conseco. The Company was acquired by the Partnership in 1990 (the "Partnership Acquisition"). During 1995, Conseco's ownership in CCP (and in the Company) increased to 49 percent as a result of purchases of CCP common stock by CCP and Conseco. In August 1995, Conseco completed the purchase of the remaining shares of CCP common stock it did not already own in a transaction pursuant to which CCP was merged with Conseco, with Conseco being the surviving corporation (the "Conseco Acquisition").

   The accompanying financial statements give effect to "push down" purchase accounting to reflect the Partnership Acquisition and the Conseco Acquisition. As a result of applying "push down" purchase accounting: (i) the Company's financial position and results of operations for periods subsequent to the Partnership Acquisition and before the Conseco Acquisition (the "prior basis")
reflect the Partnership's cost to acquire the Company's asset and liability accounts based upon their estimated fair values at the purchase date; and (ii) the Company's financial position and results of operations for periods subsequent to the Conseco Acquisition reflect Conseco's cost to acquire the Company's asset and liability accounts based upon their estimated fair values at the purchase dates.

   The effect of the adoption of the new basis of accounting on the Company's balance sheet accounts on August 31, 1995, was as follows (dollars in millions):

                                                                          DEBIT
                                                                        (CREDIT)
--------------------------------------------------------------------------------

Cost of policies purchased ....................................      $  59.0
Cost of policies produced .....................................        (27.0)
Goodwill ......................................................        (15.1)
Insurance liabilities .........................................         (1.2)
Income tax liabilities ........................................        (11.9)
Other .........................................................          1.3
Common stock and additional paid-in capital ...................        (41.1)
Net unrealized appreciation of fixed maturity securities ......          1.4
Net unrealized appreciation of other investments ..............           .6
Retained earnings .............................................         34.0

   The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"), which differ in some respects from statutory accounting practices followed in the preparation of financial statements submitted to state insurance departments. As such, they include amounts based on informed estimates and judgment, with consideration given to materiality. Many estimates and assumptions are utilized in calculating amortized value and recoverability of securities, cost of policies produced, cost of policies purchased, goodwill, insurance liabilities, guaranty fund assessment accruals, liabilities for litigation and deferred income taxes. Actual results could differ from reported results using those estimates. Certain amounts from the 1996 financial statements and notes have been reclassified to conform with the 1997 presentation.

   INVESTMENTS
   Fixed maturity investments are securities that mature more than one year after issuance. They include bonds, notes receivable and preferred stocks with mandatory redemption features and are classified as follows:

   Actively managed - fixed maturity securities that may be sold prior to maturity due to changes that might occur in market interest rates, issuer credit quality or the Company's liquidity requirements. Actively managed fixed maturity securities are carried at estimated fair value and the unrealized gain or loss is recorded net of tax and related adjustments described below as a component of shareholder's equity.

   Trading - fixed maturity securities are bought and held principally for the purpose of selling them in the near term. Trading securities are carried at estimated fair value. Unrealized gains or losses are included in net investment gains (losses). The Company held $.9 million of trading securities at December 31, 1997, which are included in other invested assets. The Company did not hold any trading securities at December 31, 1996 or 1995.

   Held to maturity - fixed maturity securities which the Company has the ability and positive intent to hold to maturity, and are carried at amortized cost. The Company may dispose of these securities if the credit quality of the issuer deteriorates, if regulatory requirements change or under other unforeseen circumstances. The Company has not held any securities in this classification during 1997, 1996 or 1995.

   Anticipated returns, including investment gains and losses, from the investment of policyholder balances are considered in determining the amortization of the cost of policies purchased and the cost of policies produced. When actively managed fixed maturity securities are stated at estimated fair value, an adjustment to the cost of policies purchased and the cost of policies produced may be necessary if a change in amortization would have been recorded if such securities had been sold at their fair value and the proceeds reinvested at current yields. Furthermore, if future yields expected to be earned on such securities decline, it may be necessary to increase certain insurance liabilities. Adjustments to such liabilities are required when their balances, in addition to future net cash flows (including investment income), are insufficient to cover future benefits and expenses.

   Unrealized gains and losses and the related adjustments described in the preceding paragraph have no effect on earnings, but are recorded, net of tax, as a component of shareholder's equity. The fol-

================================================================================
                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
================================================================================


lowing tables summarize the effect of these adjustments as of December 31, 1997:


                                                     EFFECT OF
                                                    FAIR VALUE
                                                   ADJUSTMENT TO
                                                     ACTIVELY
                                                     MANAGED
                                        BALANCE       FIXED
                                         BEFORE      MATURITY      REPORTED
                                       ADJUSTMENT   SECURITIES      AMOUNT
--------------------------------------------------------------------------------
                                              (DOLLARS IN MILLIONS)
Actively managed fixed
  maturity securities..............    $1,705.2        $28.8     $1,734.0
Cost of policies purchased ........       115.0        (13.4)       101.6
Cost of policies produced. ........        63.5         (2.8)        60.7
Income tax liabilities.... ........        39.8          4.4         44.2
Net unrealized appreciation of
  fixed maturity securities, net...          --          8.2          8.2

   When changes in conditions cause a fixed maturity investment to be transferred to a different category (e.g. actively managed, held to maturity or trading), the security is transferred to the new category at its fair value at the date of the transfer. There were no such transfers in 1997, 1996 or 1995. At the transfer date, the security's unrealized gain or loss is recorded as follows:

o For transfers to the trading category, the unrealized gain or loss is recognized in earnings;
o For transfers from the trading category, the unrealized gain or loss already recognized in earnings is not reversed;
o For transfers to actively managed from held to maturity, the unrealized gain or loss is recognized in shareholder's equity; and
o For transfers to be held to maturity from actively managed, the unrealized gain or loss at the date of transfer continues to be recognized in shareholder's equity, but is amortized as a yield adjustment until ultimately sold.

   Credit-tenant loans ("CTLs") are loans for commercial properties which require: (i) the lease of the principal tenant to be assigned to the Company;
(ii) the lease to produce adequate cash flow to fund substantially all the cash requirements of the loan; and (iii) the principal tenant, or the guarantor of such tenant's obligations, to have an investment-grade credit rating when the loan is made. These loans also must be secured by the value of the related property. Underwriting guidelines take into account such factors as: (i) the lease term of the property; (ii) the borrower's management ability, including business experience, property management capabilities and financial soundness; and (iii) such economic, demographic or other factors that may affect the income generated by the property or its value. The underwriting guidelines generally require a loan-to-value ratio of 75 percent or less. Credit-tenant loans and traditional mortgage loans are carried at amortized cost.

   Policy loans are stated at their current unpaid principal balance.

   Short-term investments include commercial paper, invested cash and other investments purchased with maturities of less than three months and are carried at amortized cost, which approximates fair value. The Company considers all short-term investments to be cash equivalents.

   Fees received and costs incurred in connection with origination of investments, principally CTLs and mortgage loans, are deferred. Fees, costs, discounts and premiums are amortized as yield adjustments over the contractual life of the investments. Anticipated prepayments on mortgage-backed securities are taken into consideration in determining estimated future yields on such securities.

   The specific identification method is used to account for the disposition of investments. The differences between sale proceeds and carrying values are reported as investment gains and losses, or as adjustments to investment income if the proceeds are prepayments by issuers prior to maturity.

   The Company regularly evaluates investment securities, credit-tenant loans and mortgage loans based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's net realizable value that is other than temporary is treated as an investment loss and the cost basis of the security is reduced to its estimated fair value. Impaired loans are revalued at the present value of expected cash flows discounted at the loan's effective interest rate when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the agreement. The Company accrues interest on the net carrying amount of impaired loans.

   As part of the Company's investment strategy, the Company may enter into reverse repurchase agreements and dollar-roll transactions to increase its investment return or to improve liquidity. These transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

   SEPARATE ACCOUNTS
   Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims which may arise out of any other business of the Company. The Company reports separate account assets at market value; the underlying investment risks are assumed by the CONTRACT holders. The Company records the related liabilities at amounts equal to the underlying assets; the fair value of these liabilities equals their carrying amount.

   COST OF POLICIES PURCHASED
   The cost of policies purchased represents the portion of the acquisition cost that was allocated to the value of the right to receive future cash flows from insurance CONTRACTS existing at the date such insurance contracts were acquired. The value of cost of policies purchased is the actuarially determined present value of the projected future cash flows from the insurance CONTRACTS existing at the acquisition date. The method used to value the cost of policies purchased is consistent with the valuation methods used most commonly to value blocks of insurance business, which is also consistent with the basic methodology generally used to value assets. The method used is summarized as follows:

o  Identify the expected future cash flows from the blocks of business.
o Identify the risks inherent in realizing those cash flows (i.e., what is the probability that the cash flows will be realized).
o Identify the rate of return necessary to accept these risks, based on consideration of the factors summarized below.
o Determine the value of the policies purchased by discounting the expected future cash flows by the discount rate required.

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
================================================================================
                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
================================================================================

   The expected future cash flows used in determining such value are based on actuarially determined projections of future premium collections, mortality, surrenders, operating expenses, changes in insurance liabilities, investment yields on the assets held to back the policy liabilities and other factors. These projections take into account all factors known or expected at the valuation date, based on the collective judgment of the Company's management. Actual experience on purchased business may vary from projections due to differences in renewal premiums collected, investment spread, investment gains or losses, mortality and morbidity costs and other factors.

   The discount rate used to determine the value of the cost of policies purchased is the rate of return needed to earn in order to invest in the business being acquired. In determining this required rate of return, the following factors are considered:

o The magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows.
o  The cost of capital required to fund the acquisition.
o The likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws.
o The acquired business compatibility with other activities of the Company that may favorably affect future cash flows.
o  The complexity of the acquired business.
o Recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

   After the cost of policies purchased is determined, it is amortized based on the incidence of the expected cash flows. This asset is amortized using the interest rate credited to the underlying policies.

   If renewal premiums collected, investment spread, investment gains or losses, mortality and morbidity costs or other factors differ from expectations, amortization of the cost of policies purchased is adjusted. For example, the sale of a fixed maturity investment may result in a gain (or loss). If the sale proceeds are reinvested at a lower (or higher) earnings rate, there may also be a reduction (or increase) in future investment spread. Amortization must be increased (decreased) to reflect the change in the incidence of expected cash flows consistent with the methods used with the cost of policies produced (described below).

   Each year, the recoverability of the cost of policies purchased is evaluated by line of business within each block of purchased insurance business. If current estimates indicate that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business purchased, will be insufficient to recover the cost of policies purchased, the difference is charged to expense. Amortization is adjusted consistent with the methods used with the cost of policies produced (as described below).

   The cost of policies purchased related to the original acquisition of the Company by the Partnership in 1990 is amortized under a slightly different method than that described above. However, the effect of the different method on 1997 net income was insignificant.

   COST OF POLICIES PRODUCED
   Costs which vary with and are primarily related to the acquisition of new business are deferred to the extent that such costs are deemed recoverable. These costs include commissions, certain costs of policy issuance and underwriting and certain agency expenses. For traditional life and health CONTRACTS, deferred costs are amortized with interest in relation to future anticipated premium revenue using the same assumptions that are used in calculating the insurance liabilities. For immediate annuities with mortality risks, deferred costs are amortized in relation to the present value of benefits to be paid. For universal life-type, interest-sensitive and investment-type CONTRACTS, deferred costs are amortized in relation to the present value of expected gross profits from these CONTRACTS, discounted using the interest rate credited to the policy (currently, 5 percent to 8 percent).

   Recoverability of the unamortized balance of cost of policies produced is evaluated regularly and considers anticipated investment income. For universal life-type CONTRACTS and investment-type CONTRACTS, the accumulated amortization is adjusted (whether an increase or a decrease) whenever there is a change in the estimated gross profits expected over the life of a block of business in order to maintain a constant relationship between amortization and the present value (discounted at the rate of interest that accrues to the policies) of expected gross profits. For traditional and most other CONTRACTS, the unamortized asset balance is reduced by a charge to income only when the sum of the present value of discounted future cash flows and the policy liabilities is not sufficient to cover such asset balance.

   GOODWILL
   Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets. Goodwill is amortized on the straight-line basis over a 40-year period. The Company continually monitors the value of the goodwill based on estimates of future earnings. The Company determines whether goodwill is fully recoverable from projected undiscounted net cash flows from earnings of the subsidiaries over the remaining amortization period. If it is determined that changes in such projected cash flows no longer supported the recoverability of goodwill over the remaining amortization period, the Company would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred). Cash flows considered in such an analysis are those of the business acquired, if separately identifiable, or the business segment that acquired the business if such earnings are not separately identifiable.

   INSURANCE LIABILITIES, RECOGNITION OF INSURANCE POLICY INCOME AND RELATED BENEFITS AND EXPENSES
   Reserves for traditional and limited-payment life insurance CONTRACTS are generally calculated using the net level premium method based on assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. The assumptions are based on projections using past and expected experience and include provisions for possible adverse deviation. These assumptions are made at the time the CONTRACT is issued or, in the case of CONTRACTS acquired by purchase, at the purchase date.

   Reserves for universal life-type and investment-type CONTRACTS are based on the CONTRACT account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future benefit payments when such payments are guaranteed. Additional increases to insurance liabilities are made if future cash

================================================================================
                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
================================================================================

flows including investment income are insufficient to cover future benefits and expenses.

   For investment-type CONTRACTS without mortality risk (such as deferred annuities and immediate annuities with benefits paid for a period certain) and for CONTRACTS that permit the Company or the insured to make changes in the CONTRACT terms (such as single- premium whole life and universal life), premium deposits and benefit payments are recorded as increases or decreases in a liability account rather than as revenue and expense. Amounts charged against the liability account for the cost of insurance, policy administration and surrender penalties are recorded as revenues. Interest credited to the liability account and benefit payments made in excess of the CONTRACT liability account balance are charged to expense.

   For traditional life insurance CONTRACTS, premiums are recognized as income when due. Benefits and expenses are associated with earned premiums resulting in their level recognition over the premium paying period of the CONTRACTS. Such recognition is accomplished through the provision for future policy benefits and the amortization of deferred policy acquisition costs.

   For CONTRACTS with mortality risk, but with premiums paid for only a limited period (such as single-premium immediate annuities with benefits paid for the life of the ANNUITANT), the accounting treatment is similar to traditional CONTRACTS. However, the excess of the gross premium over the net premium is deferred and recognized in relation to the present value of expected future benefit payments.

   Liabilities for incurred claims are determined using historical experience and represent an estimate of the present value of the ultimate net cost of all reported and unreported claims. Management believes these estimates are adequate. Such estimates are periodically reviewed and any adjustments are reflected in current operations.

   For participating policies, the amount of dividends to be paid (which are not significant) is determined annually by the Company. The portion of the earnings allocated to participating policyholders is recorded as an insurance liability.

   REINSURANCE
   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid over such limit by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance CONTRACTS. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $.5 million.

   Assets and liabilities related to insurance CONTRACTS are reported before the effects of reinsurance. Reinsurance receivables and prepaid reinsurance premiums (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities relating to the underlying reinsured insurance CONTRACTS.

   INCOME TAXES
   Income tax expense includes deferred taxes arising from temporary differences between the tax and financial reporting basis of assets and liabilities. This liability method of accounting for income taxes also requires the Company to reflect in income the effect of a tax rate change on accumulated deferred income taxes in the period in which the change is enacted.

   In assessing the realization of deferred tax assets, the Company considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences become deductible. If future income does not occur as expected, deferred income taxes may need to be written off.

   COMPREHENSIVE INCOME
   As of December 31, 1997, the Company adopted Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130"). SFAS 130 establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in shareholders' equity (except those arising from transactions with shareholders) and includes net income and net unrealized gains (losses) on securities. The new standard requires only additional disclosures in the consolidated financial statements; it does not affect the financial position or results of operations.

   Comprehensive income excludes net investment gains (losses) included in net income of: (i) $(3.9) million (after income taxes of $(2.1) million) in 1997;
(ii) $.2 million (after income taxes of $.1 million) in 1996; (iii) $1.4 million (after income taxes of $.7 million) in the four months ended December 31, 1995; and (iv) $2.2 million (after income taxes of $1.2 million) in the eight months ended August 31, 1995.

   FAIR VALUES OF FINANCIAL INSTRUMENTS
   The following methods and assumptions were used by the Company in determining estimated fair values of financial instruments:

   INVESTMENT SECURITIES: The estimated fair values of fixed maturity securities (including redeemable preferred stocks), equity securities and trading securities are based on quotes from independent pricing services, where available. For investment securities for which such quotes are not available, the estimated fair values are obtained from broker-dealer market makers or by discounting expected future cash flows using current market interest rates appropriate for the yield, credit quality of the investments and for fixed maturities, the maturity of the investments being priced.

   MORTGAGE LOANS, CREDIT-TENANT LOANS AND POLICY LOANS: The estimated fair values of mortgage loans, credit-tenant loans and policy loans are determined by discounting future expected cash flows using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

   OTHER INVESTED ASSETS: The estimated fair values of these assets have been assumed to be equal to their carrying value. Such value is believed to be a reasonable approximation of the fair value of these investments.

   SHORT-TERM INVESTMENTS: The estimated fair values of short-term investments are based on quoted market prices, where available. The carrying amount reported on the balance sheet for these assets approximates their estimated fair value.

   INSURANCE LIABILITIES FOR INVESTMENT CONTRACTS: The estimated fair values of liabilities under investment-type insurance CONTRACTS are

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
================================================================================
                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
================================================================================

determined using discounted cash flow calculations based on interest rates currently being offered for similar CONTRACTS with maturities consistent with the CONTRACTS being valued.

   INVESTMENT  BORROWINGS:  Due to the  short-term  nature  of these  borrowings
(terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

    The estimated fair values of financial instruments are as follows:


                                                                  1997                  1996
====================================================================================================
                                                          CARRYING     FAIR      CARRYING     FAIR
                                                           AMOUNT      VALUE      AMOUNT      VALUE
====================================================================================================
                                                                   (DOLLARS IN MILLIONS)

Financial assets held for purposes
  other than trading:
    Actively managed fixed
      maturity securities. ...........................     $1,734.0  $1,734.0  $ 1,795.1  $ 1,795.1
    Mortgage loans ...................................         57.2      61.2       77.3       77.0
    Credit-tenant loans ..............................         88.9      93.4       93.4       92.5
    Policy loans .....................................         80.6      80.6       80.8       80.8
    Other invested assets ............................         88.2      88.2       89.0       89.0
    Short-term investments ...........................         49.5      49.5       14.8       14.8
Financial liabilities held for
 purposes other than trading:
    Insurance liabilities for
      investment contracts (1)  ......................      1,177.5   1,177.5  $ 1,282.1  $ 1,282.1
    Investment borrowings ............................         61.0      61.0       48.4       48.4

-------------------------------
(1) The estimated fair value of the liabilities for investment contracts was approximately equal to its carrying value at December 31, 1997 and 1996, because interest rates credited on the vast majority of account balances approximate current rates paid on similar investments and because these rates are not generally guaranteed beyond one year. The Company is not required to disclose fair values for insurance liabilities, other than those for investment contracts. However, the Company takes into consideration the estimated fair values of all insurance liabilities in its overall management of interest rate risk. The Company attempts to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.


   RECENTLY ISSUED ACCOUNTING STANDARDS
   Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" ("SFAS 125") was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. SFAS 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have any effect on the Company's financial position or results of operations. The adoption of provisions effective in 1998 are not expected to have a material effect on the Company's financial position or results of operations.

   Statement of Financial Accounting Standards No. 131, "Disclosures about Segments of an Enterprise and Related Information" ("SFAS 131") establishes new standards for reporting about operating segments and products and services, geographic areas and major customers. Under SFAS 131, segments are to be defined consistent with the basis management uses internally to assess performance and allocate resources. Implementing SFAS 131 will have no impact on the consolidated amounts the Company reports. SFAS 131 is effective for the Company's December 31, 1998 financial statements.

   Statement of Financial Accounting Standards No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits" ("SFAS 132") was issued in February 1998 and revises current disclosure requirements for employers' pensions and other retiree benefits. SFAS 132 will have no effect on the Company's financial position or results of operations. SFAS 132 is effective for the Company's December 31, 1998 financial statements.

   Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SOP 97-3") was issued by the American Institute of Certified Public Accountants in December 1997 and provides guidance for determining when an insurance company or other enterprise should recognize a liability for guaranty-fund assessments and guidance for measuring the liability. The statement is effective for 1999 financial statements with early adoption permitted. The adoption of this statement is not expected to have a material effect on the Company's financial position or results of operations.

2. INVESTMENTS

   At December 31, 1997, the amortized cost and estimated fair value of actively managed fixed maturity securities were as follows:

                                                GROSS        GROSS     ESTIMATED
                                   AMORTIZED  UNREALIZED   UNREALIZED    FAIR
                                     COST       GAINS        LOSSES      VALUE
================================================================================
                                                (DOLLARS IN MILLIONS)

United States Treasury
  securities and obligations
  of United States government
  corporations and agencies..     $   28.0     $   .7        $  --    $    28.7
Obligations of state and
  political subdivisions ....         20.5        1.1            .1         21.5
Debt securities issued by
  foreign governments .......         18.5         .1           1.2         17.4
Public utility securities ...        184.6        3.5           2.3        185.8
Other corporate securities ..        902.0       26.6           7.8        920.8
Mortgage-backed securities ..        551.6        8.6            .4        559.8
--------------------------------------------------------------------------------
    Total ...................     $1,705.2     $ 40.6        $ 11.8   $  1,734.0
================================================================================

   At December 31, 1996, the amortized cost and estimated fair value of actively managed fixed maturity securities were as follows:


                                                GROSS        GROSS     ESTIMATED
                                   AMORTIZED  UNREALIZED   UNREALIZED    FAIR
                                     COST       GAINS        LOSSES      VALUE
================================================================================
                                                (DOLLARS IN MILLIONS)
United States Treasury
  securities and obligations
  of United States government
  corporations and agencies...   $   29.9      $  .3        $  .3       $   29.9
Obligations of state and
  political subdivisions......        6.1         .1           .1            6.1
Debt securities issued by
  foreign governments.........       11.6         --           .5           11.1
Public utility securities.....      234.8        2.4          7.0          230.2
Other corporate securities ...      950.1       10.9         17.6          943.4
Mortgage-backed securities ...      578.3        2.3          6.2          574.4
--------------------------------------------------------------------------------
    Total.................       $1,810.8      $16.0        $31.7       $1,795.1
================================================================================

   Actively managed fixed maturity securities, summarized by the source of their estimated fair value, were as follows at December 31, 1997:

================================================================================
                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
================================================================================

                                                       ESTIMATED
                                          AMORTIZED      FAIR
                                             COST        VALUE
================================================================================
                                           (DOLLARS IN MILLIONS)
Nationally recognized pricing services.... $1,416.9    $1,441.2
Broker-dealer market makers...............    143.6       146.2
Internally developed methods (calculated
  based on a weighted-average current
  market yield of 8.0 percent)............    144.7       146.6
--------------------------------------------------------------------------------
    Total................................. $1,705.2    $1,734.0
================================================================================

   The following table sets forth actively managed fixed maturity securities at December 31, 1997, classified by rating categories. The category assigned is the highest rating by a nationally recognized statistical rating organization or, as to $42.4 million fair value of fixed maturity securities not rated by such firms, the rating assigned by the National Association of Insurance Commissioners ("NAIC"). For the purposes of this table, NAIC Class 1 is included in the "A" rating; Class 2, "BBB-"; Class 3, "BB-"; and Classes 4-6, "B+ and below":

                                              PERCENT OF   PERCENT OF
INVESTMENT                                      FIXED        TOTAL
RATING                                        MATURITIES   INVESTMENTS
================================================================================

AAA..........................................     39%         27%
AA...........................................      7           5
A............................................     18          13
BBB+.........................................      8           6
BBB..........................................     12           8
BBB-.........................................      8           5
--------------------------------------------------------------------------------
  Investment-grade...........................     92          64
--------------------------------------------------------------------------------
BB+..........................................      2           1
BB...........................................      2           1
BB-..........................................      1           1
B+ and below.................................      3           2
--------------------------------------------------------------------------------
  Below investment-grade.....................      8           5
--------------------------------------------------------------------------------
    Total actively managed fixed maturities..    100%         69%
================================================================================

   Below investment-grade actively managed fixed maturity securities, summarized by the amount their amortized cost exceeds fair value, were as follows at December 31, 1997:
                                                               ESTIMATED
                                                AMORTIZED        FAIR
                                                   COST          VALUE
================================================================================
                                                  (DOLLARS IN MILLIONS)
Amortized cost exceeds fair value by
  more than 30%..............................     $  1.0        $   .5
Amortized cost exceeds fair value by
  more than 15% but not more than 30%........       14.8          11.8
Amortized cost exceeds fair value by
  more than 5% but not more than 15%.........       15.5          14.0
All others...................................      104.5         106.0
--------------------------------------------------------------------------------
    Total below investment-grade
      fixed maturity investments ............     $135.8        $132.3
================================================================================

   The Company had $.3 million of fixed maturity investments in substantive default and no fixed maturities in technical default as of December 31, 1997. The Company recorded writedowns of fixed maturity investments and other invested assets totaling $.3 million in 1997, $.8 million in 1996 and $1.6 million in 1995, as a result of changes in conditions which caused it to conclude the decline in the fair value of the investment was other than temporary. As of December 31, 1997, there were no fixed maturity investments about which the Company had serious doubts as to the ability of the issuer to comply with the contractual terms of their obligations on a timely basis. Investment income foregone due to defaulted securities was not significant in 1997, 1996 or 1995.

   Actively managed fixed maturity securities at December 31, 1997, summarized by contractual maturity date, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because most mortgage-backed securities provide for periodic payments throughout their lives.

                                                        ESTIMATED
                                           AMORTIZED      FAIR
                                              COST        VALUE
================================================================================
                                           (DOLLARS IN MILLIONS)
Due in one year or less................        $5.8        $5.9
Due after one year through five years..       103.0       101.3
Due after five years through ten years.       357.4       360.5
Due after ten years....................       687.4       706.5
--------------------------------------------------------------------------------
  Subtotal.............................     1,153.6     1,174.2
Mortgage-backed securities.............       551.6       559.8
--------------------------------------------------------------------------------
  Total................................    $1,705.2    $1,734.0
================================================================================

  Net investment income consisted of the following:

                                                                 FOUR         EIGHT
                                        YEAR        YEAR        MONTHS        MONTHS
                                        ENDED       ENDED       ENDED          ENDED
                                     DECEMBER 31, DECEMBER 31, DECEMBER 31,  AUGUST 31,
                                         1997       1996         1995          1995
=======================================================================================
                                    (DOLLARS IN MILLIONS)
Actively managed fixed
  maturity securities ............... $  133.6    $  146.4      $  53.9     $  110.2
Mortgage loans ......................      8.8        11.8          4.8          8.0
Credit-tenant loans .................      7.6         7.2          1.7          4.1
Policy loans ........................      5.4         5.0          1.9          3.5
Short-term investments ..............      3.4         2.3           .8          1.9
Other invested assets ...............      9.4        11.4           .3          1.6
Separate accounts ...................     55.7        35.6         11.3          7.9
------------------------------------------------------------------------------------
  Gross investment income ...........    223.9       219.7         74.7        137.2
------------------------------------------------------------------------------------
Investment expenses .................      1.3         1.3           .5           .8
------------------------------------------------------------------------------------
  Net investment income ............. $  222.6    $  218.4      $  74.2     $  136.4
====================================================================================

   The Company had insignificant fixed maturity investments and mortgage loans that were not accruing investment income in 1997, 1996 and 1995.

   The proceeds from sales of actively managed fixed maturity securities were $739.4 million in 1997, $938.3 million in 1996 and $918.5 million in 1995. Net investment gains consisted of the following:


                                                                 FOUR         EIGHT
                                        YEAR        YEAR        MONTHS        MONTHS
                                        ENDED       ENDED       ENDED          ENDED
                                     DECEMBER 31, DECEMBER 31, DECEMBER 31,  AUGUST 31,
                                         1997       1996         1995          1995
=====================================================================================
                                    (DOLLARS IN MILLIONS)
Fixed maturities:
  Gross gains .....................   $  20.6     $  16.6      $  16.5      $  14.4
  Gross losses ....................      (5.1)       (9.2)        (2.2)        (2.3)
  Other than temporary decline
    in fair value .................       (.3)        (.2)         (.4)        (1.2)
-------------------------------------------------------------------------------------
    Net investment gains from fixed
      maturities before expenses ..      15.2         7.2         13.9         10.9
Mortgage loans ....................       (.2)         --           --          (.2)
Other .............................       2.4          --           --         (1.0)
Other than temporary decline
  in fair value ...................        --         (.6)          --           --
-------------------------------------------------------------------------------------
    Net investment gains before
      expenses ....................      17.4         6.6         13.9          9.7
Investment gain expenses ..........       4.1         3.9          1.4          2.4
-------------------------------------------------------------------------------------
    Net investment gains ..........   $  13.3     $   2.7      $  12.5      $   7.3
=====================================================================================

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
================================================================================
                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
================================================================================

   The change in net unrealized appreciation (depreciation) on investments consisted of the following:

                                                                 FOUR         EIGHT
                                        YEAR        YEAR        MONTHS        MONTHS
                                        ENDED       ENDED       ENDED          ENDED
                                     DECEMBER 31, DECEMBER 31, DECEMBER 31,  AUGUST 31,
                                         1997       1996         1995          1995
=====================================================================================
                                    (DOLLARS IN MILLIONS)

Actively managed fixed maturities       $44.5      $(66.5)       $45.5        $164.1
Other invested assets................     1.1        (1.3)          .1           5.1
-------------------------------------------------------------------------------------
  Subtotal...........................    45.6       (67.8)        45.6         169.2
Less effect on other balance
  sheet accounts:
    Cost of policies purchased ......   (21.2)       36.6        (26.3)        (64.1)
    Cost of policies produced .......    (3.9)        4.5         (2.7)        (12.0)
    Income taxes.....................    (7.2)        9.7         (6.1)        (34.1)
-------------------------------------------------------------------------------------
Change in net unrealized
  appreciation (depreciation)
  of securities......................   $13.3      $(17.0)       $10.5        $ 59.0
=====================================================================================

   Investments in mortgage-backed securities at December 31, 1997, included collateralized mortgage obligations ("CMOs") of $194.2 million and mortgage-backed pass-through securities of $365.6 million. CMOs are securities backed by pools of pass-through securities and/or mortgages that are segregated into sections or "tranches." These securities provide for sequential retirement of principal, rather than the pro rata share of principal return which occurs through regular monthly principal payments on pass-through securities.

   The following table sets forth the par value, amortized cost and estimated fair value of investments in mortgage-backed securities including CMOs at December 31, 1997, summarized by interest rates on the underlying collateral:

                                       PAR       AMORTIZED     ESTIMATED
                                      VALUE         COST       FAIR VALUE
--------------------------------------------------------------------------------
                                           (DOLLARS IN MILLIONS)
Below 7 percent....................   $218.9       $216.2       $218.9
7 percent - 8 percent..............    228.4        232.5        235.5
8 percent - 9 percent..............     63.9         62.6         64.2
9 percent and above................     38.9         40.3         41.2
--------------------------------------------------------------------------------
  Total mortgage-backed securities..  $550.1       $551.6       $559.8
================================================================================

   The amortized cost and estimated fair value of mortgage-backed securities including CMOs at December 31, 1997, summarized by type of security were as follows:

                                                            ESTIMATED FAIR VALUE
                                                        ========================
                                                                      PERCENT
                                           AMORTIZED                  OF FIXED
TYPE                                         COST         AMOUNT     MATURITIES
================================================================================
                                                  (DOLLARS IN MILLIONS)

Pass-throughs and sequential and
  targeted amortization classes ..........   $455.4       $462.2          26%
Planned amortization classes and
  accretion directed bonds................     67.6         68.7           4
 Subordinated classes.....................     28.6         28.9           2
--------------------------------------------------------------------------------
    Total mortgage-backed securities .....   $551.6       $559.8          32%
================================================================================

   At December 31, 1997, approximately 84 percent of the estimated fair value of the Company's mortgage-backed securities was determined by nationally recognized pricing services, 6 percent was determined by broker-dealer market makers, and 10 percent was determined by internally developed methods. The call-adjusted modified duration of the Company's mortgage-backed securities was 4.8 years at December 31, 1997.

   At December 31, 1997, no mortgage loans or credit-tenant loans had defaulted as to principal or interest for more than 60 days, had been converted to foreclosed real estate or had been restructured while the Company owned them. Mortgage loans of $1.1 million were in foreclosure at December 31, 1997. At December 31, 1997, the Company had a loan loss reserve of $.8 million. Approximately 35 percent, 20 percent, 9 percent and 9 percent of the mortgage loan balance were on properties located in California, Texas, Kentucky and Florida, respectively. No other state comprised greater than 5 percent of the mortgage loan balance.

   As part of its investment strategy, the Company enters into reverse repurchase agreements and dollar roll transactions to increase its return on investments and improve its liquidity. These transactions are accounted for as short-term borrowings collateralized by pledged securities with book values approximately equal to the loan value. Such borrowings averaged approximately $90.4 million during 1997 compared with $115.3 million during 1996. The weighted average interest rate on short-term collateralized borrowings was 4.4 percent and 5.3 percent during 1997 and 1996, respectively. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the CONTRACT. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (which was not material at December 31, 1997). The Company believes that the counterparties to its reverse repurchase and dollar roll agreements are financially responsible and that the counterparty risk is minimal.

   Investments on deposit for regulatory authorities as required by law were $18.3 million at December 31, 1997.

   No investments of a single issuer were in excess of 10 percent of shareholder's equity at December 31, 1997, other than investments issued or guaranteed by the United States government.

3. INSURANCE LIABILITIES
   Insurance liabilities consisted of the following:

                                                                 INTEREST          DECEMBER 31,
                                     WITHDRAWAL  MORTALITY         RATE      =======================
                                     ASSUMPTION  ASSUMPTION     ASSUMPTION      1997        1996
====================================================================================================
                                                                  (DOLLARS IN MILLIONS)
Future policy benefits:
  Interest-sensitive products:
    Investment contracts ............     N/A       N/A              (b)      $1,177.5      $1,282.1
    Universal life-type contracts ...     N/A       N/A              N/A         344.6         354.4
----------------------------------------------------------------------------------------------------
      Total interest-sensitive
        products.....................                                          1,522.1       1,636.5
----------------------------------------------------------------------------------------------------
  Traditional products:
    Traditional life insurance          Company
      contracts......................  experience   (a)               8%         142.8         146.2
    Limited-payment contracts .......     None      (a)               8%         105.5         105.3
----------------------------------------------------------------------------------------------------
      Total traditional products                                                 248.3         251.5
----------------------------------------------------------------------------------------------------
Claims payable and other
  policyholder funds.................     N/A       N/A              N/A          62.5          69.5
Liabilities related to
  separate accounts..................     N/A       N/A              N/A         402.1         232.4
----------------------------------------------------------------------------------------------------
Total insurance liabilities .........                                         $2,235.0      $2,189.9
====================================================================================================


(a) Principally modifications of the 1975-80 Basic Table, Select and Ultimate Table.
(b) At December 31, 1997 and 1996, approximately 97 percent of this liability represented account balances where future benefits were not guaranteed. The weighted average interest rate on the remainder of the liabilities, representing the present value of guaranteed future benefits, was approximately 6.4 percent at December 31, 1997.

================================================================================
                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
================================================================================

   Participating policies represented approximately 4.1 percent, 3.5 percent and
3.7 percent of total life insurance in force at December 31, 1997, 1996 and 1995, respectively, and approximately 2.9 percent, 2.7 percent and 2.4 percent of premium income for 1997, 1996 and 1995, respectively. Dividends on participating policies amounted to $2.1 million, $1.9 million and $1.8 million in 1997, 1996 and 1995, respectively.

4. REINSURANCE
   Cost of reinsurance ceded where the reinsured policy contains mortality risks totaled $24.2 million in 1997, $24.6 million in 1996, and $29.1 million in 1995. This cost was deducted from insurance premium revenue. The Company is contingently liable for claims reinsured if the assuming company is unable to pay. Reinsurance recoveries netted against insurance policy benefits totaled $14.9 million in 1997, $19.4 million in 1996 and $19.5 million in 1995.

   Effective October 1, 1995, Western National Life Insurance Company, a former subsidiary of Conseco, recaptured certain annuity businesses ceded to the Company through a reinsurance agreement. Reserves related to these policies totaled $72.8 million. Recapture fees of $.7 million were recognized as income during the four months ended December 31, 1995.

   The Company's reinsurance receivable balance at December 31, 1997 relates to many reinsurers. No balance from a single reinsurer exceeds $6.5 million.

5. INCOME TAXES
   Income tax liabilities consisted of the following:

                                                               DECEMBER 31,
                                                       =========================
                                                          1997         1996
================================================================================
                                                        (DOLLARS IN MILLIONS)
Deferred income tax liabilities:
  Cost of policies purchased and produced .....           $52.2        $60.3
  Investments..................................             9.8        (3.3)
  Insurance liabilities........................           (19.5)      (19.7)
  Unrealized appreciation (depreciation).......             4.7        (2.5)
  Other........................................            (4.0)       (5.0)
--------------------------------------------------------------------------------
    Deferred income tax liabilities............            43.2        29.8
Current income tax liabilities.................             1.0          --
--------------------------------------------------------------------------------
    Income tax liabilities.....................           $44.2       $29.8
================================================================================

   Income tax expense was as follows:

                                                                 FOUR         EIGHT
                                        YEAR        YEAR        MONTHS        MONTHS
                                        ENDED       ENDED       ENDED          ENDED
                                     DECEMBER 31, DECEMBER 31, DECEMBER 31,  AUGUST 31,
                                         1997       1996         1995          1995
=====================================================================================
                                                    (DOLLARS IN MILLIONS)

Current tax provision................   $16.3        $10.5       $11.9         $19.9
Deferred tax provision (benefit) ....     5.8          4.9        (2.2)         (3.4)
-------------------------------------------------------------------------------------
  Income tax expense.................    $22.1       $15.4       $ 9.7         $16.5
======================================================================================

   Income tax expense differed from that computed at the applicable statutory rate of 35 percent for the following reasons:

                                                                 FOUR         EIGHT
                                        YEAR        YEAR        MONTHS        MONTHS
                                        ENDED       ENDED       ENDED          ENDED
                                     DECEMBER 31, DECEMBER 31, DECEMBER 31,  AUGUST 31,
                                         1997       1996         1995          1995
=======================================================================================
                                                   (DOLLARS IN MILLIONS)
Federal tax on income before
  income taxes at statutory rate .....  $21.5       $14.4        $9.0         $15.6
State taxes and other.................     .4          .6          .5            .4
Nondeductible items...................     .2          .4          .2            .5
---------------------------------------------------------------------------------------
  Income tax expense..................  $22.1       $15.4        $9.7         $16.5
=======================================================================================

   During 1997, the Internal Revenue Service completed its examination of the Company for the 1994 tax year and such examination did not result in any significant adjustments.

6. RELATED PARTY TRANSACTIONS
   The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) were based on negotiated rates for periods prior to January 1, 1996. Pursuant to new service agreements effective January 1, 1996, such fees are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreement were $36.7 million in 1997, $44.1 million in 1996 and $26.6 million in 1995.

   During 1997 and 1996, the Company purchased $11.2 million and $31.5 million par value, respectively, of senior subordinated notes issued by subsidiaries of Conseco. Such notes had a carrying value of $29.8 million and $34.7 million at December 31, 1997 and 1996, respectively, and are classified as "other invested assets" in the accompanying balance sheet. In addition, during 1997, a subsidiary of Conseco redeemed $16.5 million par value of such notes which were purchased in 1996. During 1996, the Company forgave receivables from Conseco totaling $9.9 million. This transaction is reflected as a dividend to Conseco in the accompanying statement of shareholder's equity.

7. OTHER OPERATING INFORMATION
   Insurance policy income consisted of the following:

                                                                 FOUR         EIGHT
                                        YEAR        YEAR        MONTHS        MONTHS
                                        ENDED       ENDED       ENDED          ENDED
                                     DECEMBER 31, DECEMBER 31, DECEMBER 31,  AUGUST 31,
                                         1997       1996         1995          1995
=======================================================================================
                                                    (DOLLARS IN MILLIONS)

Direct premiums collected...........   $309.6       $241.3      $82.8         $158.6
Reinsurance assumed.................     14.9          1.7         .7            2.0
Reinsurance ceded...................    (24.2)       (24.6)     (11.2)         (17.9)
---------------------------------------------------------------------------------------
  Premiums collected, net of
    reinsurance.....................    300.3        218.4       72.3          142.7
Less premiums on universal
  life and products without
  mortality risk which are
  recorded as additions to
  insurance liabilities.............   (255.9)      (169.8)     (50.8)        (104.4)
---------------------------------------------------------------------------------------
  Premiums on products with
    mortality and morbidity
    risk, recorded as insurance
    policy income...................     44.4         48.6       21.5           38.3
Fees and surrender charges..........     31.3         32.8       10.3           22.2
---------------------------------------------------------------------------------------
  Insurance policy income...........   $ 75.7       $ 81.4      $31.8         $ 60.5
=======================================================================================

                                                          GREAT AMERICAN RESERVE
                                                                  1998 ACCOUNT E
                                                    Individual and Group Annuity
================================================================================
                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
================================================================================

   The four states with the largest shares of the Company's premiums collected in 1997 were Texas (27 percent), Florida (17 percent), California (13 percent) and Michigan (6 percent). No other state's premiums collected exceeded 5 percent.

   Other operating costs and expenses were as follows:

                                                                 FOUR         EIGHT
                                        YEAR        YEAR        MONTHS        MONTHS
                                        ENDED       ENDED       ENDED          ENDED
                                     DECEMBER 31, DECEMBER 31, DECEMBER 31,  AUGUST 31,
                                         1997       1996         1995          1995
=======================================================================================
                                                    (DOLLARS IN MILLIONS)

Policy maintenance expense............  $18.1       $37.8        $ 6.5         $14.0
State premium taxes and guaranty
  assessments.........................    2.0         4.4          1.6           1.1
Commission expense....................    8.1        12.1          5.0           8.6
---------------------------------------------------------------------------------------
  Other operating costs and
    expenses..........................  $28.2       $54.3        $13.1         $23.7
=======================================================================================

   Anticipated returns from the investment of policyholder balances are considered in determining the amortization of the cost of policies purchased and cost of policies produced. The sales of fixed maturity investments during 1997, 1996 and 1995 changed the incidence of profits on such policies because investment gains and losses were recognized currently and the expected future yields on the investment of policyholder balances were affected. Accordingly, amortization of the cost of policies purchased and cost of policies produced was increased by $14.2 million in 1997, $2.5 million in 1996, $10.0 million in the four months ended December 31, 1995 and $4.3 million for the eight months ended August 31, 1995.

   The changes in the cost of policies purchased were as follows:

                                                                 FOUR         EIGHT
                                        YEAR        YEAR        MONTHS        MONTHS
                                        ENDED       ENDED       ENDED          ENDED
                                     DECEMBER 31, DECEMBER 31, DECEMBER 31,  AUGUST 31,
                                         1997       1996         1995          1995
=======================================================================================
                                                    (DOLLARS IN MILLIONS)

Balance, beginning of period ........  $143.0      $120.0        $159.0       $173.9
  Amortization related to operations:
    Cash flow realized...............   (18.2)      (26.2)         (9.4)       (19.1)
    Interest added...................    11.8        13.1           5.0         12.7
  Amortization related to sales of
    fixed maturity investments ......   (13.8)       (2.2)         (8.3)        (3.4)
  Amounts related to fair value
    adjustment of actively managed
    fixed maturity securities .......   (21.2)       36.6         (26.3)       (64.1)
  Adjustment of balance
    due to new accounting
    basis and other..................      --         1.7            --         59.0
---------------------------------------------------------------------------------------

BALANCE, END OF PERIOD ..............  $101.6      $143.0        $120.0       $159.0
=======================================================================================

   Based on current conditions and assumptions as to future events on all policies in force, approximately 10 percent, 10 percent, 10 percent, 10 percent and 11 percent of the cost of policies purchased as of December 31, 1997, are expected to be amortized in each of the next five years, respectively. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.6 percent to 8.0 percent and averaged 5.8 percent.

   The changes in the cost of policies produced were as follows:

                                                                 FOUR         EIGHT
                                        YEAR        YEAR        MONTHS        MONTHS
                                        ENDED       ENDED       ENDED          ENDED
                                     DECEMBER 31, DECEMBER 31, DECEMBER 31,  AUGUST 31,
                                         1997       1996         1995          1995
=======================================================================================
                                                   (DOLLARS IN MILLIONS)
Balance, beginning of period            $38.2        $24.0       $25.9        $63.2
  Additions.........................     31.8         13.2         3.0          6.6
  Amortization related to
    operations......................     (5.0)        (3.2)        (.5)        (4.0)
  Amortization related to sales of
    fixed maturity investments......      (.4)         (.3)       (1.7)         (.9)
  Amounts related to fair value
    adjustment of actively
    managed fixed maturity
    securities......................     (3.9)         4.5        (2.7)       (12.0)
  Adjustment of balance due to
    new accounting basis............       --           --          --        (27.0)
---------------------------------------------------------------------------------------
Balance, end of period..............    $60.7        $38.2       $24.0        $25.9
=======================================================================================

8. STATEMENT OF CASH FLOWS
   Income taxes paid during 1997, 1996, and 1995, were $14.8 million, $18.1 million and $19.3 million, respectively.

   Short-term investments having original maturities of three months or less are
considered  to  be  cash  equivalents.   All  cash  is  invested  in  short-term
investments.

9. STATUTORY INFORMATION
   Statutory   accounting   practices  prescribed  or  permitted  for  insurance
companies by regulatory authorities differ from generally accepted accounting principles. The Company reported the following amounts to regulatory agencies:

                                                       DECEMBER 31,
                                                 ===============================
                                                    1997         1996
================================================================================
                                                  (DOLLARS IN MILLIONS)
Statutory capital and surplus..........           $140.7         $140.3
Asset valuation reserve................             29.2           28.7
Interest maintenance reserve...........             68.8           63.1
--------------------------------------------------------------------------------
  Total................................           $238.7         $232.1
================================================================================

   The Company's statutory net income was $32.7 million, $32.6 million and $38.4 million in 1997, 1996 and 1995, respectively.

   State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. Approximately $32.9 million of the Company's net assets at December 31, 1997, are available for distribution in 1998 without permission of state regulatory authorities.


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